UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09449
                                                     ---------------------

           Nuveen Insured California Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                SEMIANNUAL REPORT February 28, 2006

                                Nuveen Investments
                                Municipal Exchange-Traded
                                Closed-End Funds

              NUVEEN INSURED
          CALIFORNIA PREMIUM
            INCOME MUNICIPAL
                  FUND, INC.
                         NPC

              NUVEEN INSURED
          CALIFORNIA PREMIUM
            INCOME MUNICIPAL
                FUND 2, INC.
                         NCL

           NUVEEN CALIFORNIA
              PREMIUM INCOME
              MUNICIPAL FUND
                         NCU

           NUVEEN CALIFORNIA
          DIVIDEND ADVANTAGE
              MUNICIPAL FUND
                         NAC

           NUVEEN CALIFORNIA
          DIVIDEND ADVANTAGE
            MUNICIPAL FUND 2
                         NVX

           NUVEEN CALIFORNIA
          DIVIDEND ADVANTAGE
            MUNICIPAL FUND 3
                         NZH

              NUVEEN INSURED
         CALIFORNIA DIVIDEND
                   ADVANTAGE
              MUNICIPAL FUND
                         NKL

              NUVEEN INSURED
         CALIFORNIA TAX-FREE
                   ADVANTAGE
              MUNICIPAL FUND
                         NKX

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


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

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

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board


Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 3, 2006

Nuveen California Municipal Exchange-Traded
Closed-End Funds (NPC, NCL, NCU, NAC, NVX, NZH, NKL, NKX)


Portfolio Manager's
        COMMENTS

Portfolio manager Scott Romans reviews key investment strategies and the semiannual performance of these eight California Funds. Scott, who joined Nuveen in 2000, has managed NCU, NAC, NVX, NZH, NKL, and NKX since 2003. He assumed portfolio management responsibility for NPC and NCL in May 2005.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE CALIFORNIA FUNDS DURING THE SIX MONTHS ENDED FEBRUARY 28, 2006?

During this reporting period, we saw a general increase in interest rates across the yield curve, with short-term rates rising faster than longer-term rates. Between September 1, 2005, and February 28, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points. In contrast, the yield on the benchmark 10-year U.S. Treasury note ended February 2006 at 4.55%, up from 4.02% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.04% at the end of February 2006, an increase of 17 basis points from the end of August 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as shorter-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management. As the yield curve flattened, we continued to see a substantial number of advance refundings2 in the California market. While these refundings benefited the Funds' performance to a certain extent during this period, they also had a shortening effect on the Funds' durations. To help us maintain these durations within our preferred strategic range, our purchase activity focused mainly on attractively priced bonds with longer durations, that is, bonds maturing in 25 to 30 years. In the current rate environment, we believe that bonds in this part of the yield curve generally offer more attractive opportunities and the best values.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios, balancing the goal of performance potential with the need to support the Funds' income streams. Overall, portfolio activity was relatively light, due in part to the decline in California municipal supply during this six-month period. This was especially true during the first



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower net borrowing costs for bond issuers.

two months of 2006, when new issuance in the state dropped 27% from levels seen in early 2005. While we continued to emphasize maintaining weightings of bonds rated BBB or lower and nonrated bonds in the four noninsured Funds and NKL and NKX (which can invest up to 20% of their assets in uninsured investment-grade quality securities), tighter supply meant fewer opportunities to find lower-rated issues that we believed represented value for shareholders. Therefore, the majority of our new purchases for these six Funds were higher-rated credits, while NPC and NCL continued to invest in insured and/or U.S. guaranteed securities.

One area where we did find opportunities to purchase lower-rated bonds was the tobacco sector. In NCU, NAC, NVX, and NZH, we replaced some pre-refunded issues with BBB rated tobacco bonds issued by Sonoma County. This helped us maintain the tobacco allocations of these four Funds at preferred levels. Although the Sonoma County tobacco bonds had lower coupons and shorter maturities than we had strategically targeted for these Funds during this period, we believed that this was offset by the attractive structures and return potential offered by these credits.

In NKL and NKX, our duration management strategies also included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk of these two Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the Funds' durations (and resulting pricing sensitivity) without having a negative impact on their income streams or common share dividends over the short term. During this reporting period, the hedges performed as expected and had a positive impact on the performances of NKL and NKX. As long-term interest rates rose, the value of the hedges increased while the valuation of the Funds' holdings generally declined. We believe this hedging strategy was effective in achieving the intended goal of helping to reduce the net asset value (NAV) volatility of these Funds, and in February 2006, we removed the hedges.

As part of our duration management strategies during this period, we were also selectively selling holdings with shorter durations, including bonds with very short maturities, bonds priced to short calls, and pre-refunded bonds. The proceeds from these sales, as well as proceeds from any calls, were then generally reinvested in the 25- to 30-year part of the yield curve as attractive opportunities arose.


HOW DID THE FUNDS PERFORM?

Individual results for these California Funds, as well as for relevant indexes and peer groups, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 2/28/06

NONINSURED FUNDS  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NCU               0.81%             5.23%            7.62%             7.10%
--------------------------------------------------------------------------------
NAC               1.46%             5.98%            8.14%             NA
--------------------------------------------------------------------------------
NVX               1.43%             6.65%            NA                NA
--------------------------------------------------------------------------------
NZH               1.58%             6.96%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt
Bond Index3       1.16%             4.37%            5.58%             5.92%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt
Funds Average4    1.63%             6.49%            6.94%             6.43%
--------------------------------------------------------------------------------

INSURED FUNDS
--------------------------------------------------------------------------------
NPC               0.49%             4.32%            6.62%             6.27%
--------------------------------------------------------------------------------
NCL               0.87%             4.75%            6.67%             6.69%
--------------------------------------------------------------------------------
NKL               1.46%             5.98%            NA                NA
--------------------------------------------------------------------------------
NKX               1.49%             6.02%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
CA Tax-Exempt
Bond Index3       1.31%             4.29%            5.57%             5.99%
--------------------------------------------------------------------------------
Lipper Insured
CA Municipal Debt
Funds Average5    1.46%             5.69%            6.00%             6.12%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


3 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds, while the Lehman Brothers Insured California Tax-Exempt Bond Index is an unleveraged, unmanaged index containing a broad range of insured California municipal bonds. Results for the Lehman indexes do not reflect any expenses.

4 The Lipper California Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 26; 1 year, 26; 5 years, 15; and 10 years, 13. Fund and Lipper returns assume reinvestment of dividends.

5 The Lipper Insured California Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in its category for each period as follows: 6 months, 13; 1 year, 13; 5 years, 8; and 10 years, 6. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended February 28, 2006, the cumulative returns on NAV for NAC, NVX, and NZH exceeded the return on their Lehman Brothers California municipal benchmark, while NCU trailed this measure. NZH performed relatively in line with the average return for the Lipper California peer group, while the other three noninsured Funds underperformed this average. Among the insured Funds, the returns on NAV for NKL and NKX outperformed the return on the Lehman Brothers Insured California Tax-Exempt Bond Index, while NPC and NCL lagged the index return for the six month reporting period. NKL and NKX also performed in line with the average return for the Lipper Insured California peer group, while NPC and NCL trailed the group average.

During this reporting period, positive contributors to the Funds' returns included allocations to lower-rated credits (in the four noninsured Funds, as well as NKL, and NKX), yield curve and duration positioning, and--to a more limited extent-- pre-refunding activity. As mentioned earlier, the hedging strategies we employed in NKL and NKX also had a positive impact on the performance of these two Funds for the period.

With bonds rated BBB or lower and nonrated generally outperforming other credit quality sectors during this period, allocations to these lower-quality credits were a major driver of performance among the six Funds that invest in noninsured bonds. At the same time, the performances of NPC and NCL were hampered by the fact that, as insured Funds, they could not hold any of these lower rated credits. The performance of the lower- credit quality issues during this period was largely the result of investor demand for the higher yields typically associated with these bonds, which drove up their value. As of February 28, 2006, bonds rated BBB or lower and nonrated bonds accounted for 16% to 17% of the portfolios of the noninsured Funds, while NKL and NKX each had an allocation of approximately 6% to bonds rated BBB. Among the lower-rated bonds making positive contributions to the Funds' cumulative returns for this period were healthcare (including hospitals and long-term care), housing, and tobacco credits. At period end, the six noninsured Funds held between 2% and 4% of their portfolios in unenhanced tobacco bonds.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning also played important roles in the Funds' performances. On the whole, bonds priced to intermediate calls (i.e., between 2009 and 2012, the part of the curve that experienced the greatest rate changes) were the most impacted by the changes in the yield curve. As a result, these bonds generally underperformed those priced to very short calls (i.e., 2006) and longer calls (i.e., 2014 and beyond). Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performance of these Funds during this period.

As mentioned earlier, we also continued to see a substantial number of refinancings during this period, which benefited the Funds through price appreciation and enhanced credit quality. The impact of a bond's price appreciation on the Fund's total return is determined by the structure of the bond being refinanced. For example, the advance refunding of a bond with a 7% coupon produces greater price appreciation, and therefore greater positive impact on total return, than the refunding of a 5% coupon bond. As the yield curve flattened, we saw more lower coupon bonds being pre-refunded, which meant that the positive impact of price appreciation from advance refundings was less than in the previous reporting period. In addition, the new bonds that were issued to replace those that were pre-refunded were now higher-quality securities with new maturities and call dates, some of which fell into that part of the yield curve that underperformed during this period. As a result, while the Funds benefited immediately from the initial price appreciation associated with advance refundings, some of their pre-refunded holdings subsequently did not perform well.

Additionally, the rising interest rate environment of this six-month period generally meant that the Funds' holdings of older pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. This was especially true in NPC, which held approximately 30% of its portfolio in older pre-refunded bonds as of February 28, 2006. In addition to the factors mentioned above, security-specific issues--including the timing, size, and degree of credit quality enhancement of advance refundings--also accounted for some of the performance differential among these Funds. For example, the difference in exposure to bonds that were newly advance refunded during this period (5.2% in NCL versus 1.5% in NPC) explained much of the difference in performance between these two Funds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 28, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of February 28, 2006, the four noninsured Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 70% in NCU and NZH and 70% in NAC to 73% in NVX. NPC and NCL continued to be 100% invested in insured and/or U.S. guaranteed securities, while NKL and NKX, which can invest up to 20% of their assets in uninsured investment-grade quality securities, had each allocated 84% of their portfolios to insured bonds.

As of February 28, 2006, potential call exposure for the period March 2006 through the end of 2007 ranged from zero in NKL, 1% in NAC, 2% in NVX, 3% in NZH, and 4% in NKX to 10% in NCU, 12% in NPC, and 16% in NCL. We continued to work to manage the call structure of these Funds, especially older Funds such as NPC, NCL, and NCU. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION

All of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates these leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams, and total returns. While leveraging still provided benefits for common shareholders, the extent of these benefits was reduced. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields. While the dividends of all eight Funds remained stable throughout the six-month reporting period ended February 28, 2006, NPC, NCL, NCU, NAC, NVX, and NZH announced monthly dividend reductions on March 1, 2006.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2005 as follows:

                                 LONG-TERM CAPITAL GAINS    ORDINARY INCOME
                                 (PER SHARE)                (PER SHARE)
--------------------------------------------------------------------------------
NPC                              $0.1367                    $0.0109
--------------------------------------------------------------------------------
NCU                              $0.0122                    --
--------------------------------------------------------------------------------
NAC                              $0.0334                    --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2006, all of the Funds in this report, except NKX, had positive UNII balances for financial statement purposes and positive UNII balances, based on our best estimate, for tax purposes. NKX had a negative UNII balance for financial statement purposes and a positive UNII balance, based on our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             2/28/06                   6-MONTH AVERAGE
                             PREMIUM/DISCOUNT          PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPC                          +2.10%                    -2.25%
--------------------------------------------------------------------------------
NCL                          +0.20%                    -3.03%
--------------------------------------------------------------------------------
NCU                          -3.94%                    -4.59%
--------------------------------------------------------------------------------
NAC                          +1.97%                    +0.21%
--------------------------------------------------------------------------------
NVX                          -3.18%                    -4.72%
--------------------------------------------------------------------------------
NZH                          -3.11%                    -5.32%
--------------------------------------------------------------------------------
NKL                          -2.24%                    -3.88%
--------------------------------------------------------------------------------
NKX                          -3.66%                    -5.01%
--------------------------------------------------------------------------------

Nuveen Insured California Premium Income Municipal Fund, Inc.
NPC

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          70%
U.S. Guaranteed                  30%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.074
Apr                            0.074
May                            0.074
Jun                            0.074
Jul                            0.074
Aug                            0.074
Sep                           0.0705
Oct                           0.0705
Nov                           0.0705
Dec                           0.0705
Jan                           0.0705
Feb                           0.0705

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       16.41
                              16.32
                              16.26
                              16.24
                              16.24
                              16.04
                              15.77
                              15.65
                              15.35
                              15.16
                              14.99
                              14.97
                              15.01
                              15
                              15.01
                              15.01
                              15.13
                              15.23
                              15.1
                              15.14
                              15.1
                              15.19
                              15.16
                              15.3
                              15.18
                              15.2
                              15.08
                              15.01
                              15.09
                              15.1
                              14.95
                              14.95
                              14.99
                              14.98
                              14.97
                              15.07
                              15.05
                              15.06
                              15.08
                              15.08
                              15.05
                              15.12
                              15.17
                              15.17
                              15.17
                              15.3
                              15.32
                              15.43
                              15.35
                              15.25
                              15.43
                              15.44
                              15.35
                              15.49
                              15.39
                              15.33
                              15.35
                              15.42
                              15.45
                              15.59
                              16
                              15.78
                              15.75
                              15.9
                              15.63
                              15.67
                              15.8
                              15.94
                              15.93
                              15.89
                              15.94
                              15.82
                              15.79
                              15.84
                              15.9
                              15.9
                              15.73
                              15.79
                              15.79
                              15.7
                              15.68
                              15.72
                              15.62
                              15.63
                              15.6
                              15.66
                              15.7
                              15.7
                              15.69
                              15.64
                              15.71
                              15.72
                              15.79
                              15.79
                              15.79
                              15.91
                              15.94
                              15.96
                              16.1
                              16.12
                              15.86
                              15.93
                              16.04
                              16.04
                              16.04
                              16.04
                              16.39
                              16.39
                              16.45
                              16.25
                              16.59
                              16.8
                              16.5
                              16.47
                              16.28
                              16.1
                              16.06
                              16.31
                              16.19
                              16.14
                              15.93
                              15.86
                              15.89
                              15.89
                              15.96
                              15.87
                              15.86
                              15.88
                              15.96
                              15.81
                              15.9
                              15.91
                              16.08
                              16.14
                              16.21
                              16.21
                              16.35
                              16.2
                              16
                              16.14
                              16.04
                              16.04
                              15.87
                              15.82
                              15.76
                              15.71
                              15.71
                              15.65
                              15.64
                              15.64
                              15.6
                              15.67
                              15.7
                              15.61
                              15.61
                              15.61
                              15.53
                              15.62
                              15.54
                              15.55
                              15.4
                              15.29
                              15.45
                              15.46
                              15.46
                              15.3
                              15.45
                              15.42
                              15.15
                              15.08
                              14.94
                              14.99
                              15
                              15
                              15.03
                              14.89
                              15.01
                              14.83
                              14.97
                              14.9
                              14.93
                              14.93
                              14.93
                              14.85
                              14.98
                              14.95
                              15.07
                              15.09
                              15.23
                              15.12
                              15.12
                              15.02
                              15.04
                              14.95
                              14.89
                              14.9
                              14.78
                              14.86
                              14.97
                              14.87
                              14.8
                              14.8
                              14.52
                              14.39
                              14.42
                              14.43
                              14.4
                              14.66
                              14.52
                              14.54
                              14.56
                              14.74
                              14.74
                              14.84
                              14.95
                              14.95
                              15
                              15.15
                              15.36
                              15.44
                              15.45
                              15.44
                              15.41
                              15.46
                              15.51
                              15.75
                              15.7
                              15.76
                              15.75
                              15.87
                              15.7
                              15.47
                              15.38
                              15.4
                              15.29
                              15.34
                              15.5
                              15.73
                              15.89
                              15.88
                              15.88
                              15.87
                              15.8
                              15.8
                              16.1
                              16.1
                              16.25
                              16.2
                              16.05
                              15.68
                              16.08
                              15.59
                              15.72
                              15.9
2/28/06                       16.04


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.04
------------------------------------
Common Share
Net Asset Value               $15.71
------------------------------------
Premium/(Discount) to NAV      2.10%
------------------------------------
Market Yield                   5.27%
------------------------------------
Taxable-Equivalent Yield1      8.05%
------------------------------------
Net Assets Applicable
to Common Shares ($000)     $101,333
------------------------------------
Average Effective Maturity
on Securities (Years)          15.57
------------------------------------
Leverage-Adjusted Duration      7.60
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    4.69%         0.49%
------------------------------------
1-Year          4.02%         4.32%
------------------------------------
5-Year          7.88%         6.62%
------------------------------------
10-Year         7.84%         6.27%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                30.2%
------------------------------------
Tax Obligation/General         20.2%
------------------------------------
Tax Obligation/Limited         17.1%
------------------------------------
Water and Sewer                17.0%
------------------------------------
Education and Civic
  Organizations                 7.4%
------------------------------------
Other                           8.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1476 per share.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
NCL

Performance
     OVERVIEW As of February 28, 2006

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          78%
U.S. Guaranteed                  22%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.069
Jul                            0.069
Aug                            0.069
Sep                            0.066
Oct                            0.066
Nov                            0.066
Dec                            0.066
Jan                            0.066
Feb                            0.066

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.89
                              14.9
                              14.96
                              15
                              15.05
                              14.92
                              14.9
                              14.79
                              14.67
                              14.68
                              14.72
                              14.68
                              14.7
                              14.63
                              14.58
                              14.64
                              14.65
                              14.55
                              14.4
                              14.33
                              14.25
                              14.42
                              14.45
                              14.53
                              14.58
                              14.56
                              14.54
                              14.51
                              14.61
                              14.55
                              14.5
                              14.53
                              14.63
                              14.57
                              14.55
                              14.5
                              14.5
                              14.55
                              14.62
                              14.57
                              14.6
                              14.87
                              14.99
                              14.99
                              15
                              15.08
                              15.08
                              15.04
                              15.02
                              15.05
                              15.22
                              15.29
                              15.35
                              15.33
                              15.34
                              15.38
                              15.37
                              15.29
                              15.31
                              15.38
                              15.38
                              15.35
                              15.45
                              15.5
                              15.34
                              15.3
                              15.3
                              15.2
                              15.25
                              15.21
                              15.15
                              15.05
                              15.01
                              14.87
                              14.89
                              14.76
                              14.73
                              14.65
                              14.6
                              14.57
                              14.66
                              14.76
                              14.77
                              14.78
                              14.83
                              14.87
                              14.86
                              14.86
                              14.9
                              14.94
                              14.97
                              14.85
                              14.85
                              14.96
                              14.86
                              14.9
                              15
                              14.91
                              14.78
                              14.88
                              14.8
                              14.8
                              14.95
                              14.86
                              14.95
                              15.15
                              15.1
                              15.1
                              14.96
                              15
                              15
                              15.08
                              15
                              15
                              15
                              15.03
                              14.85
                              14.85
                              14.85
                              14.84
                              14.87
                              14.89
                              14.95
                              14.9
                              14.87
                              14.96
                              14.96
                              14.94
                              14.94
                              15.07
                              15.05
                              15.13
                              15.21
                              15.32
                              15.25
                              15.29
                              15.2
                              15.2
                              15.18
                              15.08
                              15.15
                              15.18
                              15.08
                              14.91
                              14.96
                              14.99
                              14.98
                              15
                              14.89
                              15.09
                              15.03
                              15.15
                              15.1
                              15.11
                              15.17
                              15.15
                              14.97
                              15.05
                              14.9
                              14.82
                              14.78
                              14.65
                              14.65
                              14.62
                              14.7
                              14.67
                              14.8
                              14.79
                              14.61
                              14.8
                              14.55
                              14.49
                              14.5
                              14.46
                              14.4
                              14.3
                              14.45
                              14.45
                              14.43
                              14.4
                              14.19
                              14
                              13.99
                              13.86
                              13.9
                              13.87
                              13.86
                              13.82
                              13.84
                              13.78
                              13.78
                              13.85
                              13.78
                              13.74
                              13.85
                              13.98
                              13.89
                              13.9
                              13.92
                              13.87
                              13.8
                              13.76
                              13.73
                              13.69
                              13.62
                              13.67
                              13.68
                              13.72
                              13.76
                              13.78
                              13.8
                              13.89
                              13.92
                              13.99
                              14.2
                              14.2
                              14.48
                              14.39
                              14.44
                              14.44
                              14.46
                              14.44
                              14.4
                              14.5
                              14.45
                              14.38
                              14.4
                              14.54
                              14.54
                              14.53
                              14.54
                              14.47
                              14.54
                              14.59
                              14.7
                              14.69
                              14.71
                              14.77
                              14.81
                              14.85
                              14.8
                              14.86
                              14.9
                              14.89
                              14.87
                              14.81
                              15
                              15
                              15.15
                              15.01
                              14.98
                              14.98
                              14.96
                              14.95
2/28/06                       15.09


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.09
------------------------------------
Common Share
Net Asset Value               $15.06
------------------------------------
Premium/(Discount) to NAV      0.20%
------------------------------------
Market Yield                   5.25%
------------------------------------
Taxable-Equivalent Yield1      8.02%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $191,484
------------------------------------
Average Effective Maturity
on Securities (Years)          15.87
------------------------------------
Leverage-Adjusted Duration      7.36
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.01%         0.87%
------------------------------------
1-Year          6.40%         4.75%
------------------------------------
5-Year          7.12%         6.67%
------------------------------------
10-Year         7.79%         6.69%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.2%
------------------------------------
U.S. Guaranteed                21.8%
------------------------------------
Water and Sewer                15.4%
------------------------------------
Tax Obligation/General         10.0%
------------------------------------
Education and Civic
  Organizations                 8.4%
------------------------------------
Utilities                       8.0%
------------------------------------
Other                           6.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Premium Income Municipal Fund
NCU

Performance
      OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              64%
AA                                6%
A                                13%
BBB                              12%
BB or Lower                       4%
N/R                               1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                             0.07
Apr                             0.07
May                             0.07
Jun                             0.07
Jul                             0.07
Aug                             0.07
Sep                            0.067
Oct                            0.067
Nov                            0.067
Dec                            0.067
Jan                            0.067
Feb                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.07
                              14.07
                              14.1
                              14.16
                              14.15
                              14.06
                              13.84
                              13.74
                              13.64
                              13.64
                              13.64
                              13.64
                              13.52
                              13.64
                              13.54
                              13.26
                              13.17
                              13.06
                              13.06
                              13.03
                              13.07
                              13.1
                              13.02
                              13.09
                              13.08
                              13.09
                              13.03
                              13.21
                              13.22
                              13.29
                              13.5
                              13.63
                              13.9
                              13.81
                              13.82
                              13.8
                              13.76
                              13.67
                              13.85
                              13.85
                              13.86
                              13.97
                              13.97
                              13.97
                              14
                              13.99
                              13.98
                              13.99
                              13.97
                              13.83
                              13.92
                              13.9
                              13.77
                              13.89
                              13.97
                              13.89
                              14
                              13.92
                              13.91
                              13.93
                              13.94
                              13.99
                              14.13
                              14.06
                              14.1
                              13.99
                              14.22
                              14.33
                              14.74
                              14.7
                              14.49
                              14.47
                              14.4
                              14.3
                              14.18
                              14
                              14.24
                              14.2
                              14.12
                              14.11
                              14.12
                              14.12
                              14.16
                              14.03
                              14.1
                              14.14
                              14.13
                              14.15
                              14.23
                              14.32
                              14.31
                              14.25
                              14.3
                              14.2
                              14.13
                              14.25
                              14.13
                              14.1
                              14.1
                              14.07
                              14.14
                              14.15
                              14.2
                              14.15
                              14.14
                              14.34
                              14.26
                              14.26
                              14.26
                              14.39
                              14.58
                              14.37
                              14.23
                              14.03
                              14.18
                              14.21
                              14.08
                              14.08
                              14.14
                              14.2
                              14.14
                              14.21
                              14.26
                              14.34
                              14.5
                              14.37
                              14.35
                              14.24
                              14.32
                              14.45
                              14.37
                              14.43
                              14.43
                              14.48
                              14.5
                              14.44
                              14.48
                              14.5
                              14.35
                              14.3
                              14.23
                              14.1
                              14.06
                              14.03
                              14.09
                              14.19
                              13.89
                              13.91
                              13.79
                              13.95
                              13.9
                              13.87
                              13.98
                              13.95
                              13.96
                              13.95
                              13.95
                              14
                              13.9
                              13.92
                              13.88
                              13.9
                              13.88
                              13.92
                              13.9
                              13.92
                              13.96
                              14.05
                              14.09
                              14
                              14.03
                              14
                              14.02
                              14.07
                              14.07
                              13.95
                              13.92
                              13.94
                              13.82
                              13.69
                              13.69
                              13.7
                              13.55
                              13.8
                              13.8
                              13.76
                              13.76
                              13.7
                              13.49
                              13.45
                              13.4
                              13.5
                              13.55
                              13.5
                              13.57
                              13.9
                              13.78
                              13.83
                              13.81
                              13.74
                              13.77
                              13.77
                              13.9
                              14.11
                              14
                              13.92
                              13.87
                              13.73
                              13.66
                              13.67
                              13.64
                              13.51
                              13.49
                              13.54
                              13.62
                              13.62
                              13.65
                              13.75
                              13.88
                              14
                              14
                              14.02
                              14.2
                              14.12
                              14.1
                              13.96
                              14
                              14.02
                              14.13
                              14.12
                              14.15
                              14.15
                              14.3
                              14.2
                              14.2
                              14.23
                              14.5
                              14.23
                              14.24
                              14.5
                              14.45
                              14.6
                              14.5
                              14.44
                              14.3
                              14.28
                              14.26
                              14.25
                              14.26
                              14
                              14.03
                              14.02
                              14.18
                              14.12
2/28/06                       14.15


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.15
------------------------------------
Common Share
Net Asset Value               $14.73
------------------------------------
Premium/(Discount) to NAV     -3.94%
------------------------------------
Market Yield                   5.68%
------------------------------------
Taxable-Equivalent Yield1      8.67%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $85,027
------------------------------------
Average Effective Maturity
on Securities (Years)          16.04
------------------------------------
Leverage-Adjusted Duration      8.25
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.43%         0.81%
------------------------------------
1-Year          5.74%         5.23%
------------------------------------
5-Year          6.56%         7.62%
------------------------------------
10-Year         7.56%         7.10%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         32.1%
------------------------------------
Tax Obligation/General         21.4%
------------------------------------
Water and Sewer                11.4%
------------------------------------
U.S. Guaranteed                11.2%
------------------------------------
Health Care                     8.3%
------------------------------------
Utilities                       4.4%
------------------------------------
Consumer Staples                4.3%
------------------------------------
Other                           6.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.0122 per share.

Nuveen California Dividend Advantage Municipal Fund
NAC

Performance
     OVERVIEW As of February 28, 2006

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              66%
AA                                4%
A                                13%
BBB                              10%
N/R                               7%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.082
Apr                            0.082
May                            0.082
Jun                            0.082
Jul                            0.082
Aug                            0.082
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.98
                              14.97
                              14.94
                              15.01
                              15
                              14.95
                              14.76
                              14.78
                              14.68
                              14.61
                              14.62
                              14.55
                              14.59
                              14.58
                              14.61
                              14.59
                              14.33
                              14.4
                              14.29
                              14.4
                              14.42
                              14.51
                              14.6
                              14.6
                              14.68
                              14.7
                              14.71
                              14.66
                              14.72
                              14.79
                              14.78
                              14.73
                              14.8
                              14.83
                              14.88
                              14.88
                              14.89
                              14.86
                              14.89
                              14.85
                              14.82
                              14.86
                              14.93
                              14.93
                              14.96
                              15.01
                              15
                              15.02
                              15
                              15.11
                              15.27
                              15.28
                              15.22
                              15.29
                              15.37
                              15.35
                              15.45
                              15.4
                              15.35
                              15.39
                              15.3
                              15.25
                              15.31
                              15.25
                              15.39
                              15.53
                              15.51
                              15.59
                              15.6
                              15.58
                              15.55
                              15.55
                              15.5
                              15.38
                              15.34
                              15.43
                              15.64
                              15.67
                              15.53
                              15.53
                              15.5
                              15.5
                              15.59
                              15.51
                              15.54
                              15.61
                              15.5
                              15.69
                              15.78
                              15.7
                              15.81
                              15.82
                              15.9
                              15.9
                              15.82
                              15.81
                              15.85
                              15.8
                              15.88
                              15.77
                              15.8
                              15.9
                              15.89
                              15.95
                              15.99
                              16.08
                              16.06
                              16.06
                              15.93
                              16.08
                              16.15
                              16.12
                              15.9
                              15.95
                              15.96
                              15.94
                              15.9
                              16
                              16.13
                              16.12
                              16.15
                              16.15
                              16.1
                              16.02
                              16.04
                              15.98
                              16.12
                              16.05
                              16.02
                              16.08
                              16.07
                              16.09
                              16.14
                              16.12
                              16.16
                              16.11
                              16.2
                              16.15
                              16.06
                              16.04
                              15.89
                              15.85
                              15.83
                              15.77
                              15.89
                              15.81
                              15.65
                              15.63
                              15.59
                              15.65
                              15.61
                              15.67
                              15.71
                              15.72
                              15.67
                              15.64
                              15.56
                              15.54
                              15.59
                              15.28
                              15.03
                              14.99
                              15
                              14.97
                              14.95
                              14.9
                              15
                              15.08
                              15.06
                              14.98
                              14.9
                              14.97
                              15.03
                              15
                              14.99
                              15.08
                              14.95
                              15.04
                              15
                              15.04
                              14.91
                              14.92
                              14.89
                              14.89
                              14.94
                              14.94
                              14.91
                              14.99
                              15.06
                              15.2
                              15.3
                              15.35
                              15.26
                              15.35
                              15.63
                              15.64
                              15.55
                              15.6
                              15.6
                              15.73
                              15.87
                              15.8
                              15.8
                              15.94
                              15.85
                              15.87
                              16.05
                              15.86
                              15.89
                              15.9
                              15.96
                              15.96
                              15.96
                              16.03
                              16.14
                              16.14
                              16.29
                              16.35
                              16.27
                              16.3
                              16.27
                              16.2
                              16.18
                              16.1
                              16.01
                              15.97
                              15.97
                              16.1
                              16.1
                              16.15
                              16.16
                              16.16
                              16.15
                              16.24
                              16.21
                              16.21
                              16.32
                              16.32
                              16.34
                              16.31
                              16.15
                              16.15
                              16.05
                              16.05
                              15.89
                              15.9
                              16.04
                              15.98
                              15.93
                              16.03
                              15.91
                              15.9
                              15.9
                              15.98
2/28/06                       16.01


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.01
------------------------------------
Common Share
Net Asset Value               $15.70
------------------------------------
Premium/(Discount) to NAV      1.97%
------------------------------------
Market Yield                   5.88%
------------------------------------
Taxable-Equivalent Yield1      8.98%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $367,832
------------------------------------
Average Effective Maturity
on Securities (Years)          16.36
------------------------------------
Leverage-Adjusted Duration      7.02
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    2.85%         1.46%
------------------------------------
1-Year         13.67%         5.98%
------------------------------------
5-Year          8.97%         8.14%
------------------------------------
Since
Inception       7.50%         7.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         24.7%
------------------------------------
U.S. Guaranteed                17.3%
------------------------------------
Tax Obligation/General         14.6%
------------------------------------
Transportation                 12.5%
------------------------------------
Education and Civic
  Organizations                 8.1%
------------------------------------
Housing/Multifamily             5.5%
------------------------------------
Health Care                     4.9%
------------------------------------
Water and Sewer                 4.5%
------------------------------------
Other                           7.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.0334 per share.

Nuveen California Dividend Advantage Municipal Fund 2
NVX

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              72%
AA                                1%
A                                11%
BBB                              10%
N/R                               6%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                           0.0725
Oct                           0.0725
Nov                           0.0725
Dec                           0.0725
Jan                           0.0725
Feb                           0.0725

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.09
                              14.04
                              14.11
                              14.18
                              14.15
                              14.16
                              14.16
                              14.09
                              14.06
                              13.95
                              14
                              14.01
                              13.92
                              13.9
                              13.83
                              13.88
                              13.64
                              13.73
                              13.56
                              13.56
                              13.77
                              13.77
                              13.71
                              13.71
                              13.68
                              13.76
                              13.76
                              13.69
                              13.72
                              13.81
                              13.79
                              13.68
                              13.78
                              13.88
                              13.98
                              13.86
                              13.76
                              13.84
                              13.86
                              13.81
                              13.86
                              13.97
                              14.05
                              14.05
                              14
                              14
                              14.05
                              14.16
                              14.1
                              14.08
                              14.07
                              14.18
                              14.17
                              14.24
                              14.22
                              14.24
                              14.24
                              14.26
                              14.29
                              14.24
                              14.25
                              14.26
                              14.32
                              14.37
                              14.37
                              14.42
                              14.55
                              14.59
                              14.69
                              14.7
                              14.66
                              14.7
                              14.68
                              14.5
                              14.47
                              14.39
                              14.4
                              14.43
                              14.38
                              14.38
                              14.37
                              14.47
                              14.59
                              14.59
                              14.56
                              14.63
                              14.7
                              14.93
                              14.9
                              14.97
                              14.9
                              14.89
                              14.83
                              14.93
                              14.84
                              14.73
                              14.82
                              14.79
                              14.82
                              14.77
                              14.82
                              14.84
                              14.88
                              14.83
                              14.93
                              15
                              14.97
                              14.97
                              14.93
                              14.96
                              14.9
                              15.09
                              14.79
                              14.8
                              15.02
                              15.14
                              15.05
                              15
                              14.98
                              15.12
                              15.16
                              15.09
                              15.05
                              15.04
                              14.96
                              14.91
                              15.05
                              14.97
                              15.13
                              14.98
                              15.19
                              15.16
                              15.25
                              15.17
                              15.24
                              15.1
                              15.12
                              15.14
                              15.05
                              14.95
                              14.87
                              14.85
                              14.94
                              14.9
                              14.98
                              14.95
                              14.7
                              14.6
                              14.43
                              14.49
                              14.68
                              14.57
                              14.6
                              14.65
                              14.64
                              14.52
                              14.4
                              14.42
                              14.23
                              14.09
                              13.97
                              13.75
                              13.86
                              13.86
                              13.91
                              13.97
                              13.97
                              14.11
                              13.98
                              13.9
                              14.16
                              14.12
                              14.14
                              14.14
                              14.24
                              14.17
                              14.12
                              14.19
                              14.19
                              14.2
                              14.11
                              13.95
                              13.9
                              14.03
                              14
                              14.05
                              14.06
                              14.12
                              14.04
                              14.16
                              14.19
                              14.2
                              14.25
                              14.2
                              14.21
                              14.25
                              14.2
                              14.25
                              14.35
                              14.34
                              14.5
                              14.5
                              14.44
                              14.44
                              14.6
                              14.47
                              14.46
                              14.54
                              14.57
                              14.6
                              14.59
                              14.57
                              14.6
                              14.67
                              14.52
                              14.52
                              14.75
                              14.82
                              14.85
                              15
                              15.24
                              15.32
                              15.05
                              15.21
                              15.35
                              15.14
                              15.27
                              15.14
                              15.2
                              15.17
                              15.35
                              15
                              15.06
                              15.2
                              15.07
                              15.11
                              15.23
                              15.23
                              15.1
                              15.1
                              14.84
                              14.99
                              15.04
                              14.92
                              14.8
                              14.75
                              14.8
                              14.8
                              14.84
                              14.9
                              14.8
                              14.82
                              14.9
                              14.79
2/28/06                       14.92


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.92
------------------------------------
Common Share
Net Asset Value               $15.41
------------------------------------
Premium/(Discount) to NAV     -3.18%
------------------------------------
Market Yield                   5.83%
------------------------------------
Taxable-Equivalent Yield1      8.90%
------------------------------------
Net Assets Applicable
to Common Shares ($000)     $227,948
------------------------------------
Average Effective Maturity
on Securities (Years)          14.83
------------------------------------
Leverage-Adjusted Duration      7.62
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.17%         1.43%
------------------------------------
1-Year         12.54%         6.65%
------------------------------------
Since
Inception       6.27%         7.66%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.5%
------------------------------------
U.S. Guaranteed                17.0%
------------------------------------
Tax Obligation/General         16.2%
------------------------------------
Education and Civic
  Organizations                10.1%
------------------------------------
Water and Sewer                 9.2%
------------------------------------
Housing/Multifamily             7.8%
------------------------------------
Health Care                     6.2%
------------------------------------
Transportation                  6.1%
------------------------------------
Other                           7.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Dividend Advantage Municipal Fund 3
NZH

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              68%
AA                                2%
A                                14%
BBB                               9%
N/R                               7%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072
Dec                            0.072
Jan                            0.072
Feb                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       13.65
                              13.65
                              13.65
                              13.72
                              13.81
                              13.76
                              13.59
                              13.53
                              13.46
                              13.41
                              13.37
                              13.31
                              13.41
                              13.43
                              13.45
                              13.44
                              13.16
                              13.2
                              13.07
                              13.17
                              13.23
                              13.31
                              13.33
                              13.37
                              13.4
                              13.44
                              13.41
                              13.37
                              13.41
                              13.38
                              13.4
                              13.32
                              13.42
                              13.46
                              13.45
                              13.47
                              13.43
                              13.43
                              13.43
                              13.34
                              13.44
                              13.43
                              13.54
                              13.54
                              13.62
                              13.62
                              13.76
                              13.68
                              13.56
                              13.59
                              13.74
                              13.77
                              13.7
                              13.8
                              13.82
                              13.81
                              13.8
                              13.86
                              13.86
                              13.92
                              13.95
                              13.92
                              13.9
                              13.91
                              13.96
                              13.99
                              14
                              14.02
                              13.95
                              14.08
                              14.01
                              14.02
                              14.05
                              13.95
                              13.91
                              13.88
                              13.96
                              13.98
                              13.99
                              13.99
                              13.9
                              13.9
                              13.96
                              14.05
                              14.02
                              14.01
                              14.03
                              14.07
                              14.08
                              14.03
                              14.06
                              14.17
                              14.13
                              14.16
                              14.12
                              14.04
                              13.96
                              13.93
                              14.01
                              14.03
                              13.95
                              14.08
                              14.12
                              14.01
                              14.16
                              14.14
                              14.15
                              14.15
                              14.26
                              14.39
                              14.41
                              14.47
                              14.38
                              14.42
                              14.4
                              14.5
                              14.34
                              14.32
                              14.38
                              14.4
                              14.4
                              14.35
                              14.34
                              14.37
                              14.33
                              14.38
                              14.36
                              14.35
                              14.41
                              14.44
                              14.49
                              14.5
                              14.64
                              14.65
                              14.72
                              14.73
                              14.75
                              14.71
                              14.67
                              14.57
                              14.46
                              14.41
                              14.53
                              14.53
                              14.45
                              14.19
                              14.08
                              14.1
                              13.86
                              14
                              14.04
                              14.01
                              14
                              14.02
                              13.89
                              13.86
                              13.9
                              14
                              13.95
                              13.83
                              13.66
                              13.8
                              13.69
                              13.7
                              13.73
                              13.64
                              13.73
                              13.62
                              13.58
                              13.57
                              13.61
                              13.69
                              13.74
                              13.8
                              13.84
                              13.9
                              13.78
                              13.99
                              13.8
                              13.69
                              13.66
                              13.57
                              13.65
                              13.76
                              13.67
                              13.83
                              13.71
                              13.64
                              13.66
                              13.62
                              13.85
                              13.88
                              14.03
                              13.89
                              13.88
                              13.84
                              13.83
                              14
                              14.05
                              14.01
                              13.95
                              14.04
                              13.95
                              14.05
                              14.02
                              13.93
                              13.9
                              14.06
                              14.08
                              14.15
                              14.13
                              14.18
                              14.2
                              14.39
                              14.45
                              14.45
                              14.48
                              14.49
                              14.5
                              14.66
                              14.64
                              14.71
                              14.64
                              14.57
                              14.64
                              14.58
                              14.52
                              14.54
                              14.58
                              14.53
                              14.59
                              14.65
                              14.85
                              14.77
                              14.67
                              14.54
                              14.6
                              14.65
                              14.74
                              14.65
                              14.51
                              14.5
                              14.59
                              14.57
                              14.47
                              14.3
                              14.42
                              14.56
                              14.56
                              14.55
                              14.49
                              14.46
                              14.5
                              14.5
2/28/06                       14.64


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.64
------------------------------------
Common Share
Net Asset Value               $15.11
------------------------------------
Premium/(Discount) to NAV     -3.11%
------------------------------------
Market Yield                   5.90%
------------------------------------
Taxable-Equivalent Yield1      9.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $364,328
------------------------------------
Average Effective Maturity
on Securities (Years)          16.53
------------------------------------
Leverage-Adjusted Duration      8.23
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.14%         1.58%
------------------------------------
1-Year         14.01%         6.96%
------------------------------------
Since
Inception       5.81%         7.28%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.6%
------------------------------------
Tax Obligation/General         19.8%
------------------------------------
Water and Sewer                 8.8%
------------------------------------
Health Care                     8.6%
------------------------------------
U.S. Guaranteed                 7.4%
------------------------------------
Transportation                  6.6%
------------------------------------
Housing/Multifamily             6.6%
------------------------------------
Utilities                       6.2%
------------------------------------
Education and Civic
  Organizations                 5.1%
------------------------------------
Other                           3.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured California Dividend Advantage Municipal Fund
NKL

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          76%
U.S. Guaranteed                   8%
AAA (uninsured)                   1%
AA (uninsured)                    3%
A (uninsured)                     6%
BBB (uninsured)                   6%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072
Dec                            0.072
Jan                            0.072
Feb                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.58
                              14.55
                              14.61
                              14.62
                              14.62
                              14.75
                              14.75
                              14.62
                              14.66
                              14.59
                              14.58
                              14.7
                              14.47
                              14.64
                              14.65
                              14.5
                              14.46
                              14.45
                              14.38
                              14.57
                              14.45
                              14.65
                              14.64
                              14.72
                              14.69
                              14.75
                              14.83
                              14.62
                              14.72
                              14.67
                              14.46
                              14.53
                              14.64
                              14.68
                              14.54
                              14.44
                              14.5
                              14.45
                              14.41
                              14.39
                              14.4
                              14.43
                              14.59
                              14.59
                              14.58
                              14.61
                              14.74
                              14.71
                              14.73
                              14.69
                              14.7
                              14.72
                              14.58
                              14.73
                              14.79
                              14.77
                              14.85
                              14.82
                              14.88
                              14.89
                              15.25
                              14.95
                              15
                              15.2
                              15.14
                              15.23
                              15.2
                              15.13
                              15.06
                              14.91
                              14.96
                              14.88
                              14.89
                              14.91
                              14.82
                              14.9
                              14.8
                              14.66
                              14.58
                              14.66
                              14.67
                              14.8
                              14.77
                              14.84
                              14.76
                              14.79
                              14.88
                              14.88
                              14.89
                              14.94
                              14.94
                              15.04
                              15.06
                              15.05
                              15
                              15.13
                              15.04
                              14.89
                              15
                              14.9
                              14.8
                              14.88
                              14.88
                              14.93
                              15
                              15.08
                              15.12
                              15.12
                              15.15
                              15.18
                              15.12
                              15.11
                              15.23
                              15.2
                              15.17
                              15
                              15.05
                              15.02
                              15.01
                              14.93
                              14.89
                              14.89
                              14.99
                              14.96
                              14.92
                              15
                              15.01
                              14.98
                              15.07
                              15.13
                              15
                              15.01
                              15.07
                              15.1
                              15.16
                              15.22
                              15.25
                              15.33
                              15.31
                              15.31
                              15.26
                              15.3
                              15.23
                              15.22
                              15.04
                              14.89
                              14.97
                              14.92
                              14.82
                              15
                              14.99
                              14.97
                              14.86
                              14.99
                              15.03
                              15.03
                              14.96
                              15.01
                              14.96
                              14.63
                              14.5
                              14.25
                              14.32
                              14.3
                              14.39
                              14.36
                              14.47
                              14.71
                              14.65
                              14.6
                              14.67
                              14.6
                              14.59
                              14.56
                              14.52
                              14.54
                              14.42
                              14.45
                              14.42
                              14.45
                              14.35
                              14.35
                              14.25
                              14.24
                              14.12
                              14.1
                              14.12
                              14.15
                              14.2
                              14.2
                              14.25
                              14.38
                              14.29
                              14.29
                              14.35
                              14.41
                              14.41
                              14.57
                              14.53
                              14.6
                              14.71
                              14.79
                              14.66
                              14.89
                              14.88
                              14.95
                              14.91
                              14.99
                              15.01
                              14.89
                              14.88
                              14.88
                              14.98
                              15.02
                              15.1
                              15.1
                              15.08
                              15.14
                              15.01
                              15.21
                              15.25
                              15.23
                              15.22
                              15.18
                              15.37
                              15.23
                              15.23
                              15.24
                              15.2
                              15.2
                              15.09
                              15.15
                              15.07
                              15.14
                              15.07
                              15.12
                              15.3
                              15.16
                              15.3
                              15.22
                              15.21
                              15.17
                              15.13
                              15.24
                              15.18
                              15.19
                              15.16
                              15.16
                              15.14
                              15.16
                              15.06
                              15.35
                              15.31
                              15.36
2/28/06                       15.25


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.25
------------------------------------
Common Share
Net Asset Value               $15.60
------------------------------------
Premium/(Discount) to NAV     -2.24%
------------------------------------
Market Yield                   5.67%
------------------------------------
Taxable-Equivalent Yield1      8.66%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $238,048
------------------------------------
Average Effective Maturity
on Securities (Years)          18.77
------------------------------------
Leverage-Adjusted Duration      7.96
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.65%         1.46%
------------------------------------
1-Year         10.66%         5.98%
------------------------------------
Since
Inception       7.01%         8.61%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         28.6%
------------------------------------
Tax Obligation/General         21.6%
------------------------------------
Utilities                      11.8%
------------------------------------
Water and Sewer                11.2%
------------------------------------
U.S. Guaranteed                 7.7%
------------------------------------
Education and Civic
  Organizations                 5.8%
------------------------------------
Transportation                  3.9%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured California Tax-Free Advantage Municipal Fund
NKX

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          83%
U.S. Guaranteed                   1%
A (uninsured)                    10%
BBB (uninsured)                   6%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                           0.0695
Apr                           0.0695
May                           0.0695
Jun                            0.066
Jul                            0.066
Aug                            0.066
Sep                            0.063
Oct                            0.063
Nov                            0.063
Dec                            0.063
Jan                            0.063
Feb                            0.063

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.75
                              14.66
                              14.7
                              14.8
                              14.8
                              14.75
                              14.65
                              14.65
                              14.7
                              14.8
                              14.56
                              14.4
                              14.4
                              14.24
                              14.24
                              14.04
                              14.24
                              13.96
                              13.96
                              14
                              13.9
                              13.96
                              13.93
                              13.8
                              13.83
                              13.92
                              13.92
                              14
                              14.04
                              13.93
                              13.9
                              13.95
                              13.88
                              13.89
                              13.93
                              13.97
                              13.9
                              13.95
                              13.91
                              13.91
                              13.86
                              14.02
                              13.88
                              13.88
                              13.91
                              14.26
                              14.32
                              14.25
                              14.23
                              14.24
                              14.11
                              14.11
                              14.1
                              14.28
                              14.28
                              14.34
                              14.3
                              14.16
                              14.28
                              14.34
                              14.46
                              14.48
                              14.54
                              14.62
                              15.08
                              14.93
                              14.78
                              14.69
                              14.53
                              14.53
                              14.45
                              14.4
                              14.39
                              14.38
                              14.38
                              14.4
                              14.28
                              14.26
                              14.32
                              14.24
                              14.18
                              14.21
                              14.17
                              14.23
                              14.26
                              14.18
                              14.26
                              14.25
                              14.26
                              14.28
                              14.18
                              14.35
                              14.3
                              14.42
                              14.25
                              14.33
                              14.25
                              14.22
                              14.5
                              14.5
                              14.55
                              14.32
                              14.28
                              14.27
                              14.4
                              14.36
                              14.47
                              14.47
                              14.44
                              14.45
                              14.33
                              14.5
                              14.42
                              14.53
                              14.69
                              14.52
                              14.21
                              14.2
                              14.23
                              14.22
                              14.22
                              14.28
                              14.34
                              14.36
                              14.35
                              14.46
                              14.68
                              14.54
                              14.62
                              14.62
                              14.38
                              14.44
                              14.59
                              14.5
                              14.64
                              14.66
                              14.61
                              14.67
                              14.7
                              14.57
                              14.42
                              14.41
                              14.41
                              14.46
                              14.46
                              14.56
                              14.59
                              14.7
                              14.51
                              14.53
                              14.21
                              14.35
                              14.5
                              14.55
                              14.6
                              14.6
                              14.26
                              14.28
                              14.45
                              14.31
                              14.3
                              14.31
                              14.31
                              14.3
                              14.25
                              14.16
                              14.2
                              13.92
                              13.87
                              13.83
                              13.84
                              13.89
                              14.08
                              14
                              13.93
                              13.77
                              13.95
                              13.82
                              13.93
                              13.93
                              13.63
                              13.89
                              13.85
                              13.6
                              13.58
                              13.55
                              13.49
                              13.4
                              13.54
                              13.54
                              13.6
                              13.59
                              13.46
                              13.67
                              13.62
                              13.55
                              13.49
                              13.45
                              13.44
                              13.45
                              13.45
                              13.74
                              13.45
                              13.42
                              13.37
                              13.43
                              13.36
                              13.44
                              13.51
                              13.48
                              13.58
                              13.95
                              13.67
                              13.52
                              13.69
                              13.69
                              13.76
                              13.93
                              14.07
                              14.2
                              14.25
                              14.27
                              14.3
                              14.3
                              14.24
                              14.31
                              14.43
                              14.45
                              14.35
                              14.6
                              14.48
                              14.52
                              14.41
                              14.41
                              14.48
                              14.34
                              14.44
                              14.42
                              14.74
                              14.66
                              14.6
                              14.41
                              14.41
                              14.44
                              14.39
                              14.35
                              14.3
                              14.25
                              14.04
                              14.2
                              14.22
                              14.16
                              14.17
                              14.16
2/28/06                       14.46


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.46
------------------------------------
Common Share
Net Asset Value               $15.01
------------------------------------
Premium/(Discount) to NAV     -3.66%
------------------------------------
Market Yield                   5.23%
------------------------------------
Taxable-Equivalent Yield1      7.98%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $88,293
------------------------------------
Average Effective Maturity
on Securities (Years)          19.38
------------------------------------
Leverage-Adjusted Duration      8.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.29%         1.49%
------------------------------------
1-Year          3.64%         6.02%
------------------------------------
Since
Inception       4.81%         7.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         32.5%
------------------------------------
Tax Obligation/Limited         28.7%
------------------------------------
Health Care                    10.2%
------------------------------------
Transportation                  9.4%
------------------------------------
Water and Sewer                 7.6%
------------------------------------
Other                          11.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Shareholder
       MEETING REPORT

The shareholder meeting was held at the offices of Nuveen's Investments on November 15, 2005.

                                                      NPC                            NCL                             NCU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:

                                            Common and                      Common and                     Common and
                                         MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred   MuniPreferred  MuniPreferred
                                         shares voting   shares voting   shares voting  shares voting   shares voting  shares voting
                                              together        together        together       together        together       together
                                            as a class      as a class      as a class     as a class      as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                      5,823,628               -      11,685,609              -       5,131,733              -
   Withhold                                    41,890               -          28,707              -          26,905              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
Lawrence H. Brown
   For                                      5,826,101               -      11,684,376              -       5,132,948              -
   Withhold                                    39,417               -          29,940              -          25,690              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
Jack B. Evans
   For                                      5,823,084               -      11,686,876              -       5,132,239              -
   Withhold                                    42,434               -          27,440              -          26,399              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
William C. Hunter
   For                                      5,825,201               -      11,686,209              -       5,131,535              -
   Withhold                                    40,317               -          28,107              -          27,103              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
David J. Kundert
   For                                      5,825,384               -      11,685,645              -       5,132,748              -
   Withhold                                    40,134               -          28,671              -          25,890              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
William J. Schneider
   For                                              -           1,450               -          3,137               -          1,473
   Withhold                                         -               4               -              2               -              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            -           1,454               -          3,139               -          1,473
====================================================================================================================================
Timothy R. Schwertfeger
   For                                              -           1,450               -          3,137               -          1,473
   Withhold                                         -               4               -              2               -              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            -           1,454               -          3,139               -          1,473
====================================================================================================================================
Judith M. Stockdale
   For                                      5,826,601               -      11,686,209              -       5,131,941              -
   Withhold                                    38,917               -          28,107              -          26,697              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================
Eugene S. Sunshine
   For                                      5,825,384               -      11,686,209              -       5,132,054              -
   Withhold                                    40,134               -          28,107              -          26,584              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,865,518               -      11,714,316              -       5,158,638              -
====================================================================================================================================

Shareholder
   MEETING REPORT (continued)
                                                     NAC                             NVX                            NZH
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:

                                            Common and                      Common and                     Common and
                                         MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred   MuniPreferred  MuniPreferred
                                         shares voting   shares voting   shares voting  shares voting   shares voting  shares voting
                                              together        together        together       together        together       together
                                            as a class      as a class      as a class     as a class      as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                     22,493,945               -      14,390,429              -      22,429,140             -
   Withhold                                    96,215               -          74,525              -          88,611             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
Lawrence H. Brown
   For                                     22,491,345               -      14,388,761              -      22,428,740             -
   Withhold                                    98,815               -          76,193              -          89,011             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
Jack B. Evans
   For                                     22,479,039               -      14,392,429              -      22,429,140             -
   Withhold                                   111,121               -          72,525              -          88,611             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
William C. Hunter
   For                                     22,477,270               -      14,393,111              -      22,429,140             -
   Withhold                                   112,890               -          71,843              -          88,611             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
David J. Kundert
   For                                     22,498,345               -      14,393,111              -      22,429,140             -
   Withhold                                    91,815               -          71,843              -          88,611             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
William J. Schneider
   For                                              -           5,962               -          3,603               -         6,229
   Withhold                                         -               4               -              2               -             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            -           5,966               -          3,605               -         6,230
====================================================================================================================================
Timothy R. Schwertfeger
   For                                              -           5,962               -          3,603               -         6,229
   Withhold                                         -               4               -              2               -             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            -           5,966               -          3,605               -         6,230
====================================================================================================================================
Judith M. Stockdale
   For                                     22,480,995               -      14,388,301              -      22,428,070             -
   Withhold                                   109,165               -          76,653              -          89,681             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================
Eugene S. Sunshine
   For                                     22,495,039               -      14,393,111              -      22,429,140             -
   Withhold                                    95,121               -          71,843              -          88,611             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   22,590,160               -      14,464,954              -      22,517,751             -
====================================================================================================================================

Shareholder
   MEETING REPORT (continued)

                                                                                     NKL                             NKX
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                                                            Common and                    Common and
                                                                         MuniPreferred  MuniPreferred   MuniPreferred  MuniPreferred
                                                                         shares voting  shares voting   shares voting  shares voting
                                                                              together       together        together       together
                                                                            as a class     as a class      as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                     14,700,922              -       5,606,208             -
   Withhold                                                                    87,941              -          51,265             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
Lawrence H. Brown
   For                                                                     14,700,922              -       5,605,208             -
   Withhold                                                                    87,941              -          52,265             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
Jack B. Evans
   For                                                                     14,698,922              -       5,606,218             -
   Withhold                                                                    89,941              -          51,255             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
William C. Hunter
   For                                                                     14,700,922              -       5,606,208             -
   Withhold                                                                    87,941              -          51,265             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
David J. Kundert
   For                                                                     14,700,922              -       5,606,208             -
   Withhold                                                                    87,941              -          51,265             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
William J. Schneider
   For                                                                              -          3,718               -         1,605
   Withhold                                                                         -             16               -            10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                            -          3,734               -         1,615
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                              -          3,718               -         1,605
   Withhold                                                                         -             16               -            10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                            -          3,734               -         1,615
====================================================================================================================================
Judith M. Stockdale
   For                                                                     14,697,022              -       5,601,452             -
   Withhold                                                                    91,841              -          56,021             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================
Eugene S. Sunshine
   For                                                                     14,698,322              -       5,602,652             -
   Withhold                                                                    90,541              -          54,821             -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   14,788,863              -       5,657,473             -
====================================================================================================================================

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.5% (7.4% OF TOTAL INVESTMENTS)

$       2,000   California Educational Facilities Authority, Revenue Bonds,           9/06 at 102.00         AAA     $    2,063,000
                 Santa Clara University, Series 1996, 5.750%, 9/01/26 -
                 MBIA Insured

        2,125   California Educational Facilities Authority, Student Loan Revenue     3/08 at 102.00         Aaa          2,216,311
                 Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 -
                 MBIA Insured (Alternative Minimum Tax)

        2,500   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          2,688,075
                 Series 2004A, 5.000%, 11/01/18 - FSA Insured

        1,500   California State University, Systemwide Revenue Bonds,                5/15 at 100.00         AAA          1,598,145
                 Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose Projects,      9/10 at 101.00         AAA          2,088,080
                 Series 2002O, 5.125%, 9/01/31 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,125   Total Education and Civic Organizations                                                                  10,653,611
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 4.7% (3.3% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Insured             8/08 at 101.00         AAA          3,146,100
                 Revenue Bonds, Sutter Health, Series 1998A, 5.375%, 8/15/30 -
                 MBIA Insured

        1,500   California Statewide Community Development Authority,                 8/09 at 101.00         AAA          1,606,485
                 Certificates of Participation, Sutter Health Obligated Group,
                 Series 1999, 5.500%, 8/15/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Health Care                                                                                         4,752,585
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.1% (0.1% OF TOTAL INVESTMENTS)

          150   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            154,661
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 28.8% (20.2% OF TOTAL INVESTMENTS)

                Bonita Unified School District, San Diego County, California,
                General Obligation Bonds, Series 2004A:
        1,890    5.250%, 8/01/23 - MBIA Insured                                       8/14 at 100.00         AAA          2,076,940
        1,250    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00         AAA          1,374,100

        2,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          2,063,080
                 Series 2001BZ, 5.375%, 12/01/24 - MBIA Insured
                 (Alternative Minimum Tax)

                El Segundo Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2004:
        2,580    5.250%, 9/01/21 - FGIC Insured                                       9/14 at 100.00         AAA          2,838,568
        1,775    5.250%, 9/01/22 - FGIC Insured                                       9/14 at 100.00         AAA          1,952,891

        1,225   Fresno Unified School District, Fresno County, California,            2/13 at 103.00         AAA          1,463,777
                 General Obligation Refunding Bonds, Series 1998A,
                 6.550%, 8/01/20 - MBIA Insured

        1,180   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00         AAA          1,256,452
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/21 -
                 FGIC Insured

        1,130   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,207,439
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/24 - FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          205    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            218,061
          215    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            228,526


                                       23

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   Pomona Unified School District, Los Angeles County, California,       8/11 at 103.00         AAA     $    3,508,290
                 General Obligation Refunding Bonds, Series 1997A,
                 6.500%, 8/01/19 - MBIA Insured

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds, Election of 1998, Series 2001C:
        1,335    5.000%, 7/01/21 - FSA Insured                                        7/11 at 102.00         AAA          1,444,710
        3,500    5.000%, 7/01/22 - FSA Insured                                        7/11 at 102.00         AAA          3,787,630
        4,895    5.000%, 7/01/23 - FSA Insured                                        7/11 at 102.00         AAA          5,297,271

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          165    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            176,126
          240    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            255,408

------------------------------------------------------------------------------------------------------------------------------------
       26,585   Total Tax Obligation/General                                                                             29,149,269
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.4% (17.1% OF TOTAL INVESTMENTS)

        1,000   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          1,050,150
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,215    5.000%, 12/01/19 - AMBAC Insured                                    12/13 at 100.00         AAA          1,294,036
        1,615    5.000%, 12/01/21 - AMBAC Insured                                    12/13 at 100.00         AAA          1,713,418

        1,900   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          2,023,766
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured

        5,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          5,224,200
                 Department of Public Services Facility Phase II, Series 2001,
                 5.250%, 1/01/34 - AMBAC Insured

          150   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            160,236
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        1,400   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA          1,484,896
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

          895   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA            956,773
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

        1,000   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,073,220
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        3,000   Los Angeles County Metropolitan Transportation Authority,             7/15 at 100.00         AAA          3,196,830
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC Insured

          165   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            171,778
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          345   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            359,259
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        3,000   Santa Clara County Financing Authority, California, Lease            11/07 at 102.00         AAA          3,131,640
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1997A, 5.000%, 11/15/22 - AMBAC Insured

        2,805   Yucaipa-Calimesa Joint Unified School District, San Bernardino       10/11 at 100.00         AAA          2,896,639
                 County, California, General Obligation Refunding Bonds,
                 Series 2001A, 5.000%, 10/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,490   Total Tax Obligation/Limited                                                                             24,736,841
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.5% (2.5% OF TOTAL INVESTMENTS)

        3,400   San Diego Unified Port District, California, Revenue Bonds,           9/14 at 100.00         AAA          3,564,390
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 43.1% (30.2% OF TOTAL INVESTMENTS) (4)

        2,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          2,185,040
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 (Pre-refunded 11/01/09) - MBIA Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

                California, Various Purpose General Obligation Bonds, Series 2000:
$       7,995    5.750%, 3/01/22 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA     $    8,795,539
        2,000    5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          2,200,260

        2,500   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          2,655,975
                 General Obligation Bonds, Series 2001A, 5.125%, 8/01/26 -
                 FSA Insured (ETM)

        6,000   Huntington Park Redevelopment Agency, California, Single                No Opt. Call         AAA          8,531,880
                 Family Residential Mortgage Revenue Refunding Bonds,
                 Series 1986A, 8.000%, 12/01/19 (ETM)

        1,000   Los Angeles Unified School District, California, General              7/08 at 102.00         AAA          1,056,140
                 Obligation Bonds, Series 1997A, 5.000%, 7/01/21
                 (Pre-refunded 7/01/08) - FGIC Insured

        5,135   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,832,990
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)

        6,220   Riverside County, California, GNMA Mortgage-Backed Securities           No Opt. Call         AAA          9,376,151
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)

        1,485   San Jose, California, Single Family Mortgage Revenue Bonds,             No Opt. Call         AAA          2,033,871
                 Series 1985A, 9.500%, 10/01/13 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       34,335   Total U.S. Guaranteed                                                                                    43,667,846
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.2% (2.2% OF TOTAL INVESTMENTS)

          345   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            364,399
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        2,600   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          2,843,672
                 Revenue Refunding Bonds, Series 2003S, 5.000%, 11/15/13 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,945   Total Utilities                                                                                           3,208,071
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 24.2% (17.0% OF TOTAL INVESTMENTS)

        5,255   El Dorado Irrigation District, California, Water and Sewer            3/13 at 100.00         AAA          5,601,830
                 Certificates of Participation, Series 2003A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,230   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          1,307,072
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/21 -
                 FGIC Insured

        1,000   Los Angeles, California, Wastewater System Revenue Bonds,             5/06 at 100.00         AAA          1,000,530
                 Series 1993D, 4.700%, 11/01/19 - FGIC Insured

          750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA            804,623
                 California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21 -
                 AMBAC Insured

        3,400   San Diego Public Facilities Financing Authority, California,          5/07 at 101.00         AAA          3,503,360
                 Sewerage Revenue Bonds, Series 1997A, 5.250%, 5/15/22 -
                 FGIC Insured

        2,150   Santa Clara Valley Water District, California, Water                  6/10 at 100.00         AAA          2,261,607
                 Utility System Revenue Bonds, Series 2000A,
                 5.125%, 6/01/31 - FGIC Insured

        1,310   Santa Fe Springs Public Financing Authority, California,              5/13 at 100.00         AAA          1,380,491
                 Water Revenue Bonds, Series 2003A, 5.000%, 5/01/33 -
                 MBIA Insured

        1,345   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          1,425,754
                 Certificates of Participation, Series 2003A, 5.000%, 8/01/20 -
                 MBIA Insured


                                       25


                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                             Portfolio of INVESTMENTS February 28, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,000   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA     $    2,099,840
                 of Participation, Series 2005A, 5.000%, 9/01/30 - MBIA Insured

        5,000   Wheeler Ridge-Maricopa Water District, Kern County, California,      11/06 at 102.00         AAA          5,175,350
                 Water Revenue Refunding Bonds, Series 1996,
                 5.700%, 11/01/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,440   Total Water and Sewer                                                                                    24,560,457
------------------------------------------------------------------------------------------------------------------------------------
$     128,970   Total Investments (cost $133,196,250) - 142.5%                                                          144,447,731
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,885,038
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (44.4)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  101,332,769
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

               (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 12.4% (8.4% OF TOTAL INVESTMENTS)

                California Educational Facilities Authority, Revenue Bonds,
                Santa Clara University, Series 1996:
$       2,400    5.750%, 9/01/21 - MBIA Insured                                       9/06 at 102.00         AAA     $    2,479,080
        3,000    5.750%, 9/01/26 - MBIA Insured                                       9/06 at 102.00         AAA          3,094,500

        2,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,199,300
                 University of the Pacific, Series 2000, 5.875%, 11/01/20 -
                 MBIA Insured

        2,125   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          2,216,311
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 - MBIA Insured (Alternative Minimum Tax)

        5,380   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          5,828,961
                 Series 2004A, 5.000%, 11/01/16 - FSA Insured

        1,500   California State University, Systemwide Revenue Bonds,                5/15 at 100.00         AAA          1,598,145
                 Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

        6,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          6,301,440
                 Projects, Series 2003A, 5.000%, 5/15/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,405   Total Education and Civic Organizations                                                                  23,717,737
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,450   California Health Facilities Financing Authority, Insured             7/06 at 102.00         AAA          1,491,368
                 Health Facility Revenue Refunding Bonds, Mark Twain
                 St. Joseph's Healthcare Corporation, Series 1996A, 6.000%,
                 7/01/19 - MBIA Insured

        1,755   University of California, Hospital Revenue Bonds, UCLA                5/12 at 101.00         AAA          1,940,223
                 Medical Center, Series 2004A, 5.500%, 5/15/18 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,205   Total Health Care                                                                                         3,431,591
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,100   California Housing Finance Agency, Single Family Mortgage             8/07 at 101.50         AAA          1,132,879
                 Bonds, Series 1997C-2-II, 5.625%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.7% (10.0% OF TOTAL INVESTMENTS)

        1,460   ABC Unified School District, Los Angeles County, California,          8/10 at 101.00         AAA          1,607,445
                 General Obligation Bonds, Series 2000B, 5.750%, 8/01/16 -
                 FGIC Insured

        4,400   California, General Obligation Bonds, Series 2003,                    2/13 at 100.00         AAA          4,592,016
                 5.000%, 2/01/31 - MBIA Insured

                California, General Obligation Bonds, Series 2004:
        1,000    5.000%, 2/01/18 - AMBAC Insured                                      2/14 at 100.00         AAA          1,071,170
        2,250    5.000%, 4/01/31 - AMBAC Insured                                      4/14 at 100.00         AAA          2,362,072

        3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          3,094,620
                 Series 2001BZ, 5.375%, 12/01/24 - MBIA Insured (Alternative
                 Minimum Tax)

        1,910   Fresno Unified School District, Fresno County, California,              No Opt. Call         AAA          2,379,765
                 General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
                 MBIA Insured

        1,255   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,341,005
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/24 - FSA Insured

        2,200   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          2,361,084
                 Obligation Bonds, Series 2003F, 5.000%, 7/01/17 -
                 FSA Insured

        1,270   Merced City School District, Merced County, California,               8/13 at 100.00         AAA          1,352,283
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/22 -
                 FGIC Insured


                                       27


                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
$         405    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA     $      430,803
          430    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            457,051

        1,125   San Diego Unified School District, California, General Obligation       No Opt. Call         AAA            575,258
                 Bonds, Election of 1998, Series 1999A, 0.000%, 7/01/21 -
                 FGIC Insured

        2,000   San Francisco Community College District, California, General         6/10 at 102.00         Aaa          2,092,680
                 Obligation Bonds, Series 2002A, 5.000%, 6/15/26 - FGIC Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          320    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            341,578
          465    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            494,853

        1,000   San Ramon Valley Unified School District, Contra Costa County,        8/14 at 100.00         AAA          1,062,440
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/24 - FSA Insured

        2,445   Washington Unified School District, Yolo County, California,          8/13 at 100.00         AAA          2,603,412
                 General Obligation Bonds, Series 2004A, 5.000%, 8/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,935   Total Tax Obligation/General                                                                             28,219,535
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 44.6% (30.2% OF TOTAL INVESTMENTS)

                Anaheim Public Finance Authority, California, Subordinate Lease
                Revenue Bonds, Public  Improvement Project, Series 1997C:
        5,130    0.000%, 9/01/18 - FSA Insured                                          No Opt. Call         AAA          3,018,595
        8,000    0.000%, 9/01/21 - FSA Insured                                          No Opt. Call         AAA          4,067,200

        3,500   California Department of Transportation, Federal Highway                No Opt. Call         AAA          3,835,265
                 Grant Anticipation Bonds, Series 2004A, 5.000%, 2/01/15 -
                 FGIC Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,535    5.000%, 12/01/20 - AMBAC Insured                                    12/13 at 100.00         AAA          1,630,631
        1,780    5.000%, 12/01/23 - AMBAC Insured                                    12/13 at 100.00         AAA          1,879,983

        5,000   Compton Community Redevelopment Agency, California,                   8/06 at 101.00         AAA          5,112,750
                 Tax Allocation Refunding Bonds, Merged Area Redevelopment
                 Projects, Series 1995A, 6.500%, 8/01/13 - FSA Insured

        4,000   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA          4,202,320
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.500%, 11/01/22 - MBIA Insured

        6,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          6,230,640
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        8,280   Fontana Public Financing Authority, California, Tax Allocation       10/15 at 100.00         AAA          8,693,420
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/32 - AMBAC Insured

        3,000   Galt Schools Joint Powers Authority, Sacramento County,              11/07 at 102.00         AAA          3,177,960
                 California, Revenue Refunding Bonds, High School and
                 Elementary School Facilities, Series 1997A, 5.875%, 11/01/24 -
                 MBIA Insured

          285   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            304,448
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        5,000   Kern County Board of Education, California, Certificates of           5/08 at 102.00         AAA          5,243,550
                 Participation Refunding, Series 1998A, 5.200%, 5/01/28 -
                 MBIA Insured

        5,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/07 at 102.00         AAA          5,200,200
                 Refunding Bonds, Redevelopment Project Area 1, Series 1998,
                 5.200%, 9/01/28 - AMBAC Insured

        2,300   Long Beach Bond Finance Authority, California, Multiple               8/15 at 100.00         AAA          2,429,996
                 Project Tax Allocation Bonds, Housing and Gas Utility
                 Financing Project Areas, Series 2005A-1, 5.000%, 8/01/25 -
                 AMBAC Insured

        1,000   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA          1,069,020
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

        1,250   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,341,525
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        2,500   Los Angeles County Metropolitan Transportation Authority,             7/15 at 100.00         AAA          2,664,025
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       3,865   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA     $    4,125,578
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/30 - FGIC Insured

        4,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          4,156,280
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        2,780   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          3,006,709
                 Refunding Bonds, Los Medanos Community Development
                 Project, Series 2003A, 5.000%, 8/01/12 - MBIA Insured

        4,140   Plumas County, California, Certificates of Participation,             6/13 at 101.00         AAA          4,340,873
                 Capital Improvement Program, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        2,000   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          2,219,700
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

          325   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            338,351
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          685   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            713,311
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        1,000   Rocklin Unified School District, Placer County, California,           9/13 at 100.00         AAA          1,061,770
                 Special Tax Bonds, Community Facilities District 1,
                 Series 2004, 5.000%, 9/01/25 - MBIA Insured

        5,000   San Bernardino Joint Powers Financing Authority, California,          9/09 at 102.00         AAA          5,412,850
                 Certificates of Participation Refunding, Police Station
                 Financing Project, Series 1999, 5.500%, 9/01/20 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       87,355   Total Tax Obligation/Limited                                                                             85,476,950
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.8% (4.6% OF TOTAL INVESTMENTS)

        6,500   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 65.32         AAA          3,613,935
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/18 - MBIA Insured

        4,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          4,297,240
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/18 - AMBAC Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          5,172,250
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.250%, 5/01/31 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       15,500   Total Transportation                                                                                     13,083,425
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 32.3% (21.8% OF TOTAL INVESTMENTS) (4)

                California Infrastructure Economic Development Bank, Revenue
                Bonds, Asian Art Museum of San Francisco, Series 2000:
        1,295    5.500%, 6/01/19 (Pre-refunded 6/01/10) - MBIA Insured                6/10 at 101.00         AAA          1,417,870
        1,000    5.500%, 6/01/20 (Pre-refunded 6/01/10) - MBIA Insured                6/10 at 101.00         AAA          1,094,880

        3,450   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          3,769,194
                 Department of Health Services, Series 1999A, 5.750%, 11/01/24
                 (Pre-refunded 11/01/09) - MBIA Insured

        2,500   California, Various Purpose General Obligation Bonds,                 9/09 at 101.00         AAA          2,705,850
                 Series 1999, 5.500%, 9/01/24 (Pre-refunded 9/01/09) -
                 FSA Insured

                California, Various Purpose General Obligation Bonds, Series 2000:
        7,995    5.750%, 3/01/22 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          8,795,539
        1,900    5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          2,090,247

        2,580   Central Unified School District, Fresno County, California,           3/06 at 100.00         AAA          2,611,347
                 General Obligation Bonds, Series 1993, 5.625%, 3/01/18 -
                 AMBAC Insured (ETM)

        3,000   Escondido Union High School District, San Diego County,              11/06 at 102.00         AAA          3,105,840
                 California, General Obligation Bonds, Series 1996,
                 5.700%, 11/01/10 - MBIA Insured (ETM)

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2001F:
        1,065    5.125%, 8/01/21 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,138,570
        1,160    5.125%, 8/01/22 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,240,133
        1,220    5.125%, 8/01/23 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,304,278

        1,500   Hacienda La Puente Unified School District, Los Angeles               8/10 at 101.00         AAA          1,630,830
                 County, California, General Obligation Bonds, Series 2000A,
                 5.250%, 8/01/25 (Pre-refunded 8/01/10) - MBIA Insured


                                       29


                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

                Kern Community College District, California, General Obligation
                Bonds, Series 2003A:
$       3,655    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FGIC Insured             11/13 at 100.00         AAA     $    3,984,571
        2,665    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FGIC Insured             11/13 at 100.00         AAA          2,905,303

        1,750   Lake Tahoe Unified School District, El Dorado County, California,     8/09 at 100.00         AAA          1,865,342
                 General Obligation Bonds, Series 1999A, 5.250%, 8/01/24
                 (Pre-refunded 8/01/09) - FGIC Insured

                Manteca Unified School District, San Joaquin County, California,
                General Obligation Bonds, Series 2004:
        1,000    5.250%, 8/01/21 (Pre-refunded 8/01/14) - FSA Insured                 8/14 at 100.00         AAA          1,111,440
        1,000    5.250%, 8/01/22 (Pre-refunded 8/01/14) - FSA Insured                 8/14 at 100.00         AAA          1,111,440

          440   Menifee Union School District, Riverside County, California,          9/06 at 102.00         AAA            454,982
                 Certificates of Participation, School Projects, Series 1996,
                 6.125%, 9/01/24 (Pre-refunded 9/01/06) - FSA Insured

        2,500   Oakland, California, Insured Revenue Bonds, 1800 Harrison             1/10 at 100.00         AAA          2,742,975
                 Foundation - Kaiser Permanente, Series 1999A,
                 6.000%, 1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

        4,320   Riverside County, California, GNMA Mortgage-Backed                      No Opt. Call         AAA          5,900,429
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)

        1,270   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA          1,405,750
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded
                 12/01/09) - AMBAC Insured

        1,000   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00         AAA          1,101,300
                 California, Revenue Bonds, Series 2000A, 5.500%, 12/01/20
                 (Pre-refunded 12/01/10) - AMBAC Insured

        3,500   San Francisco Bay Area Rapid Transit District, California,            7/09 at 101.00         AAA          3,775,835
                 Sales Tax Revenue Bonds, Series 1999, 5.500%, 7/01/34
                 (Pre-refunded 7/01/09) - FGIC Insured

        4,450   Visalia, California, Certificates of Participation Refunding,        12/06 at 102.00         AAA          4,608,331
                 Motor Vehicle License Fee Enhancement, Series 1996A,
                 5.375%, 12/01/26 (Pre-refunded 12/01/06) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       56,215   Total U.S. Guaranteed                                                                                    61,872,276
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.8% (8.0% OF TOTAL INVESTMENTS)

        3,740   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA          3,973,675
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999B, 5.450%, 9/01/29 - MBIA Insured

          670   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            707,674
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,215   Modesto Irrigation District, California, Revenue Refunding           10/06 at 102.00         AAA          3,327,525
                 Bonds, Series 1996A, 6.000%, 10/01/15 - MBIA Insured

        3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,740,800
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

          520   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA            571,631
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

        1,950   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,044,595
                 Bonds, Series 2002, 5.250%, 8/01/27 - AMBAC Insured
                 (Alternative Minimum Tax)

                Santa Clara, California, Subordinate Electric Revenue Bonds,
                Series 2003A:
        2,800    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA          2,966,236
        5,000    5.000%, 7/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          5,245,350

------------------------------------------------------------------------------------------------------------------------------------
       21,395   Total Utilities                                                                                          22,577,486
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 22.8% (15.4% OF TOTAL INVESTMENTS)

        1,700   Castaic Lake Water Agency, California, Revenue Certificates           8/14 at 100.00         AAA          1,813,628
                 of Participation, Series 2004A, 5.000%, 8/01/20 -
                 AMBAC Insured

        2,975   Chino Basin Regional Finance Authority, California, Sewerage          8/06 at 100.00         AAA          3,008,052
                 System Revenue Bonds, Inland Empire Utilities Agency,
                 Series 1994, 6.000%, 8/01/16 - AMBAC Insured

        2,000   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,125,320
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/21 -
                 FGIC Insured

        2,700   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          2,877,012
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/21 - FSA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$      12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA     $   12,486,120
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

        2,775   Pomona Public Financing Authority, California, Revenue Bonds,         5/09 at 101.00         AAA          2,949,603
                 Water Facilities Project, Series 1999AC, 5.500%, 5/01/29 -
                 FGIC Insured

          750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA            804,623
                 California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21 -
                 AMBAC Insured

        1,520   San Buenaventura, California, Water Revenue Certificates             10/14 at 100.00         AAA          1,604,086
                 of Participation, Series 2004, 5.000%, 10/01/25 -
                 AMBAC Insured

        3,675   San Dieguito Water District, California, Water Revenue Bonds,        10/14 at 100.00         AAA          3,919,204
                 Series 2004, 5.000%, 10/01/23 - FGIC Insured

                Santa Clara Valley Water District, California, Certificates of
                Participation, Series 2004A:
        1,400    5.000%, 2/01/19 - FGIC Insured                                       2/14 at 100.00         AAA          1,492,778
          445    5.000%, 2/01/20 - FGIC Insured                                       2/14 at 100.00         AAA            473,244
          465    5.000%, 2/01/21 - FGIC Insured                                       2/14 at 100.00         AAA            493,867

        2,130   Santa Rosa, Sonoma County, California, Wastewater Revenue             9/14 at 100.00         AAA          2,295,863
                 Bonds, Series 2004B, 5.000%, 9/01/18 - FGIC Insured

        2,500   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          2,606,125
                 Certificates of Participation, Series 2003A, 5.000%, 8/01/30 -
                 MBIA Insured

                Yorba Linda Water District, California, Certificates of
                Participation, Highland Reservoir Renovation, Series 2003:
        2,010    5.000%, 10/01/28 - FGIC Insured                                     10/13 at 100.00         AAA          2,111,525
        2,530    5.000%, 10/01/33 - FGIC Insured                                     10/13 at 100.00         AAA          2,646,076

------------------------------------------------------------------------------------------------------------------------------------
       41,575   Total Water and Sewer                                                                                    43,707,126
------------------------------------------------------------------------------------------------------------------------------------
$     275,685   Total Investments (cost $267,686,107) - 147.9%                                                          283,219,005
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      3,265,216
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (95,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  191,484,221
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

             (ETM)  Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen California Premium Income Municipal Fund (NCU)
                        Portfolio of
                           INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 6.5% (4.3% OF TOTAL INVESTMENTS)

$       1,500   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    1,557,645
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

          310   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB            300,995
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        3,540   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          3,651,298
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29

------------------------------------------------------------------------------------------------------------------------------------
        5,350   Total Consumer Staples                                                                                    5,509,938
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,500   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA          1,621,830
                 Series 2003A, 5.125%, 5/15/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.4% (8.3% OF TOTAL INVESTMENTS)

        4,705   California Health Facilities Financing Authority, Hospital            5/06 at 100.00          BB          4,705,988
                 Revenue Bonds, Downey Community Hospital, Series 1993,
                 5.750%, 5/15/15

          480   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3            490,906
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        1,500   California Infrastructure Economic Development Bank,                  8/11 at 102.00          A+          1,598,040
                 Revenue Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          125    5.250%, 7/01/24                                                      7/15 at 100.00        BBB+            131,348
          260    5.250%, 7/01/35                                                      7/15 at 100.00        BBB+            269,997

        3,100   California Statewide Community Development Authority,                   No Opt. Call         AAA          3,355,161
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,170   Total Health Care                                                                                        10,551,440
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,600   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,653,440
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.250%, 5/15/25 (Mandatory
                 put 5/15/13)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          280   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            288,700
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

           35   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA             35,537
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          315   Total Housing/Single Family                                                                                 324,237
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 31.9% (21.4% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,091,030
        1,055    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,141,426
        1,500    5.000%, 2/01/31 - MBIA Insured                                       2/13 at 100.00         AAA          1,565,460

                California, General Obligation Bonds, Series 2004:
        1,750    5.000%, 4/01/22                                                      4/14 at 100.00           A          1,846,985
        1,750    5.000%, 2/01/23                                                      2/14 at 100.00           A          1,841,683
        1,400    5.200%, 4/01/26                                                      4/14 at 100.00           A          1,502,396

                California, General Obligation Bonds, Series 2005:
        1,000    5.000%, 3/01/31                                                      3/16 at 100.00           A          1,044,440
        3,000    5.000%, 3/01/32                                                      3/16 at 100.00           A          3,132,090


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       4,000   California, General Obligation Veterans Welfare Bonds,                6/06 at 100.00           A     $    4,002,400
                 Series 1999BR, 5.300%, 12/01/29 (Alternative Minimum Tax)

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          1,064,790
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

          550   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA            586,366
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

        2,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          2,386,665
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 -
                 FSA Insured

        1,570   Los Angeles Unified School District, California, General              7/15 at 100.00         AAA          1,673,008
                 Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 -
                 FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          190    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            202,105
          200    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            212,582

        3,000   Pomona Unified School District, Los Angeles County, California,       8/11 at 103.00         AAA          3,452,220
                 General Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

           15   Riverside Community College District, California, General             8/14 at 100.00         AAA             16,495
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/22 -
                 MBIA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          140    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            149,440
          210    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            223,482

------------------------------------------------------------------------------------------------------------------------------------
       25,580   Total Tax Obligation/General                                                                             27,135,063
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 47.8% (32.1% OF TOTAL INVESTMENTS)

        1,000   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA          1,074,290
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

          985   Beverly Hills Public Financing Authority, California, Lease           6/13 at 100.00         Aaa          1,078,595
                 Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/15 -
                 MBIA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,695    5.000%, 12/01/22 - AMBAC Insured                                    12/13 at 100.00         AAA          1,794,819
        1,865    5.000%, 12/01/24 - AMBAC Insured                                    12/13 at 100.00         AAA          1,964,684

        5,920   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          6,378,502
                 Department of Veterans Affairs, Southern California Veterans
                 Home - Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 -
                 AMBAC Insured

        1,720   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA-          1,866,922
                 5.000%, 7/01/15

          130   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            138,871
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        3,500   Livermore Redevelopment Agency, California, Tax Allocation            8/11 at 100.00         AAA          3,628,450
                 Revenue Bonds, Livermore Redevelopment Project Area,
                 Series 2001A, 5.000%, 8/01/26 - MBIA Insured

        1,595   Los Angeles Community Redevelopment Agency, California,               6/06 at 100.00        BBB-          1,596,834
                 Tax Allocation Multifamily Housing Bonds, Grand Central
                 Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13
                 (Alternative Minimum Tax)

        2,000   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          2,146,440
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          2,217,460
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Poway, California, Community Facilities District 88-1, Special        8/08 at 102.00         N/R          1,070,730
                 Tax Refunding Bonds, Parkway Business Centre, Series 1998,
                 6.500%, 8/15/09

          155   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            161,367
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          310   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            322,812
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured


                                       33

                        Nuveen California Premium Income Municipal Fund (NCU) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA     $    1,695,420
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        3,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AA-          3,326,100
                 Refunding Bonds, Series 1993B, 5.400%, 11/01/20

        5,000   San Francisco Bay Area Rapid Transit District, California,            7/15 at 100.00         AAA          5,340,050
                 Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/24 -
                 MBIA Insured

                San Marcos Public Facilities Authority, California, Revenue
                Refunding Bonds, Series 1998:
        1,500    5.800%, 9/01/18                                                      9/08 at 101.00        Baa3          1,577,670
        1,000    5.800%, 9/01/27                                                      9/08 at 101.00        Baa3          1,051,780

        2,050   Santa Barbara County, California, Certificates of Participation,     12/11 at 102.00         AAA          2,240,691
                 Series 2001, 5.250%, 12/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       37,925   Total Tax Obligation/Limited                                                                             40,672,487
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.1% (4.1% OF TOTAL INVESTMENTS)

        3,000   California Infrastructure Economic Development Bank, First            7/13 at 100.00         AAA          3,192,990
                 Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/22 - FSA Insured

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,962,420
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Transportation                                                                                      5,155,410
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 16.7% (11.2% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
          400    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA            443,172
        2,250    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00      A2 (4)          2,461,905

        1,200   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00      A3 (4)          1,325,712
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        1,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         Aaa          1,117,310
        1,000    5.500%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         Aaa          1,109,440

        2,000   Puerto Rico, General Obligation and Public Improvement Bonds,         7/10 at 100.00         AAA          2,179,280
                 Series 2000, 5.750%, 7/01/21 (Pre-refunded 7/01/10) -
                 MBIA Insured

        1,185   Riverside Community College District, California, General             8/14 at 100.00         AAA          1,317,056
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/22
                 (Pre-refunded 8/01/14) - MBIA Insured

        2,000   San Francisco Airports Commission, California, Revenue Bonds,         5/06 at 102.00         AAA          2,046,940
                 San Francisco International Airport, Second Series Issue 10A,
                 5.700%, 5/01/26 (Pre-refunded 5/01/06) - MBIA Insured
                 (Alternative Minimum Tax)

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00     N/R (4)          2,169,200
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded 3/15/24)

------------------------------------------------------------------------------------------------------------------------------------
       13,035   Total U.S. Guaranteed                                                                                    14,170,015
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.6% (4.4% OF TOTAL INVESTMENTS)

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            292,691
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          295   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            311,588
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        4,580   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,977,910
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,150   Total Utilities                                                                                           5,582,189
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 17.1% (11.4% OF TOTAL INVESTMENTS)

$       1,125   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA     $    1,192,421
                 Series 2004A, 5.000%, 6/01/23 - AMBAC Insured

        1,095   California Statewide Community Development Authority,                10/13 at 100.00         AAA          1,181,209
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        5,000   Culver City, California, Wastewater Facilities Revenue Refunding      9/09 at 102.00         AAA          5,428,250
                 Bonds, Series 1999A, 5.700%, 9/01/29 - FGIC Insured

        3,495   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          3,762,682
                 of Participation, Series 2003, 5.250%, 2/01/21 - FGIC Insured

        1,000   Sacramento County Water Financing Authority, California,              6/13 at 100.00         AAA          1,063,890
                 Revenue Bonds, Agency Zones 40-41 System Projects,
                 Series 2003, 5.000%, 6/01/22 - AMBAC Insured

        1,795   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,875,811
                 of Participation, Water Systems Project, Series 2003,
                 5.500%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
       13,510   Total Water and Sewer                                                                                    14,504,263
------------------------------------------------------------------------------------------------------------------------------------
$     119,135   Total Investments (cost $120,575,075) - 149.2%                                                          126,880,312
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      1,146,625
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (43,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   85,026,937
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund (NAC)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.7% (1.9% OF TOTAL INVESTMENTS)

$       1,330   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,291,364
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        5,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          5,695,404
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        3,035   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         BBB          3,096,489
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.250%, 6/01/27

------------------------------------------------------------------------------------------------------------------------------------
        9,565   Total Consumer Staples                                                                                   10,083,257
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 11.8% (8.1% OF TOTAL INVESTMENTS)

        5,000   California Educational Facilities Authority, Revenue Bonds,          12/15 at 100.00         Aaa          5,278,250
                 Pepperdine University, Series 2005A, 5.000%, 12/01/35 -
                 AMBAC Insured

          615   California Statewide Community Development Authority,                10/13 at 100.00         N/R            635,190
                 Revenue Bonds, Notre Dame de Namur University, Series 2003,
                 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease Revenue       11/11 at 100.00         AAA          3,282,810
                 Refunding Bonds, Long Beach Aquarium of the South Pacific,
                 Series 2001, 5.500%, 11/01/17 - AMBAC Insured

          700   University of California, Certificates of Participation, San Diego    1/10 at 101.00         Aa2            734,678
                 and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/22

        6,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          6,278,880
                 Projects, Series 2000K, 5.000%, 9/01/12

                University of California, Revenue Bonds, Multi-Purpose
                Projects, Series 2002O:
       10,770    5.000%, 9/01/20 - FGIC Insured                                       9/10 at 101.00         AAA         11,480,282
       11,305    5.000%, 9/01/21 - FGIC Insured                                       9/10 at 101.00         AAA         12,010,771

        3,500   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA          3,784,270
                 Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,890   Total Education and Civic Organizations                                                                  43,485,131
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 7.2% (4.9% OF TOTAL INVESTMENTS)

        2,160   California Health Facilities Financing Authority, Health              3/13 at 100.00           A          2,263,961
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/15

        1,990   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3          2,035,213
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          530   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            556,913
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/24

        8,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          8,380,960
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

       10,500   Duarte, California, Certificates of Participation, City of Hope       4/09 at 101.00        BBB+         10,675,140
                 National Medical Center, Series 1999A, 5.250%, 4/01/31

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A          2,676,175
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
       25,680   Total Health Care                                                                                        26,588,362
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.0% (5.5% OF TOTAL INVESTMENTS)

        5,190   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,810,880
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        7,250   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          7,366,943
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY (continued)

$       5,000   Contra Costa County, California, Multifamily Housing Revenue          6/09 at 102.00         N/R     $    5,263,550
                 Bonds, Delta View Apartments Project, Series 1999C,
                 6.750%, 12/01/30 (Alternative Minimum Tax)

        1,725   Rohnert Park Finance Authority, California, Senior Lien Revenue       9/13 at 100.00          A-          1,887,150
                 Bonds, Rancho Feliz Mobile Home Park, Series 2003A,
                 5.750%, 9/15/38

        1,120   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R          1,214,259
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

        7,500   San Bernardino County Housing Authority, California,                  6/29 at 100.00          A-          7,775,250
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       27,785   Total Housing/Multifamily                                                                                29,318,032
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.3% (1.7% OF TOTAL INVESTMENTS)

        8,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          8,791,550
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.800%, 5/15/29
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.4% (14.6% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        2,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          2,182,060
        5,200    5.250%, 2/01/20                                                      8/13 at 100.00           A          5,625,984

                California, General Obligation Bonds, Series 2004:
        5,000    5.125%, 4/01/23                                                      4/14 at 100.00           A          5,326,650
        4,150    5.125%, 4/01/25                                                      4/14 at 100.00           A          4,400,660

        2,000   California, General Obligation Bonds, Series 2005,                    3/16 at 100.00           A          2,088,880
                 5.000%, 3/01/31

                California, General Obligation Refunding Bonds, Series 2002:
        8,000    5.000%, 2/01/12                                                        No Opt. Call           A          8,540,640
        4,435    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          5,215,826

        5,000   Fresno Unified School District, Fresno County, California,              No Opt. Call         AAA          6,229,750
                 General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
                 MBIA Insured

        2,335   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          2,489,390
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

       10,845   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,606,427
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19 -
                 MBIA Insured

        3,335   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          3,667,366
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 - FSA Insured

        5,210   Oak Valley Hospital District, Stanislaus County, California,          7/14 at 101.00         Aaa          5,428,768
                 General Obligation Bonds, Series 2005, 5.000%, 7/01/35 -
                 FGIC Insured

        1,750   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,831,182
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          770    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            819,057
          810    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            860,957

        5,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          5,510,200
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/20 - FSA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          600    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            640,458
          880    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            936,496

        1,300   Ventura County Community College District, California,                8/12 at 101.00         AAA          1,407,328
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/15 -
                 MBIA Insured

        3,605   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          3,835,792
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       72,225   Total Tax Obligation/General                                                                             78,643,871
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 36.2% (24.7% OF TOTAL INVESTMENTS)

                Beaumont Financing Authority, California, Local Agency Revenue
                Bonds, Series 2004D:
$       1,000    5.500%, 9/01/24                                                      9/14 at 102.00         N/R     $    1,035,100
          615    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            645,344

        1,990   Brentwood Infrastructure Financing Authority, California,             9/12 at 100.00         AAA          2,096,803
                 Infrastructure Revenue Refunding Bonds, Series 2002A,
                 5.125%, 9/02/24 - FSA Insured

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds, Series 2001:
        1,110    5.375%, 11/01/18 - FSA Insured                                      11/11 at 100.00         AAA          1,205,804
        1,165    5.375%, 11/01/19 - FSA Insured                                      11/11 at 100.00         AAA          1,265,551

        7,400   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA-          8,032,108
                 5.000%, 7/01/15

        2,000   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          2,119,420
                 Special Tax Bonds, Community Facilities District 90-2 -
                 Talega, Series 2003, 6.000%, 9/01/33

        3,490   Fontana, California, Senior Special Tax Refunding Bonds,              9/08 at 102.00         AAA          3,705,682
                 Heritage Village Community Facilities District 2, Series 1998A,
                 5.250%, 9/01/17 - MBIA Insured

        1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R          1,191,398
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        3,980   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          4,362,478
                 Financing Project, Series 2002A, 5.500%, 3/01/22 -
                 AMBAC Insured

          540   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            576,850
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        4,500   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          5,078,475
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,218,140
                 Tax Bonds, Community Facilities District 1 of Sycamore
                 Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,422,464
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,500   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,608,300
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        5,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          5,205,050
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        3,555   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA          3,674,590
                 California, Revenue Bonds, Regional Park and Open Space
                 District, Series 1997A, 5.000%, 10/01/16

        1,530   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,614,104
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/24 - FSA Insured

        9,200   Norco Redevelopment Agency, California, Tax Allocation                3/11 at 102.00         AAA          9,748,780
                 Refunding Bonds, Project Area 1, Series 2001,
                 5.000%, 3/01/19 - MBIA Insured

        5,545   Oakland Joint Power Financing Authority, California, Lease              No Opt. Call         AAA          6,258,420
                 Revenue Refunding Bonds, Oakland Convention Centers,
                 Series 2001, 5.500%, 10/01/14 - AMBAC Insured

        3,290   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,651,999
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

        3,800   Orange County Local Transportation Authority, California,               No Opt. Call         AAA          3,972,938
                 Limited Sales Tax Revenue Refunding Bonds, Measure M,
                 Series 1997A, 5.700%, 2/15/08 - AMBAC Insured

        5,600   Palm Springs Financing Authority, California, Lease Revenue          11/11 at 101.00         AAA          5,895,568
                 Refunding Bonds, Convention Center Project, Series 2001A,
                 5.000%, 11/01/22 - MBIA Insured

        1,000   Palmdale Community Redevelopment Agency, California,                 12/14 at 100.00         AAA          1,059,180
                 Tax Allocation Bonds, Merged Redevelopment Project Areas,
                 Series 2004, 5.000%, 12/01/24 - AMBAC Insured

        1,055   Poway Redevelopment Agency, California, Tax Allocation               12/11 at 101.00         AAA          1,158,211
                 Bonds, Paguay Redevelopment Project, Series 2001,
                 5.375%, 12/15/16 - AMBAC Insured

        8,100   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          8,989,785
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

          620   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            645,470
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured


                                       38


                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,290   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA     $    1,343,316
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        1,860   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          2,012,371
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/22 - MBIA Insured

        2,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          2,857,050
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,234,214
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

        2,695   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,919,251
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

       24,060   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00           A         24,834,251
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29

        1,595   San Marcos Public Facilities Authority, California,                   9/09 at 102.00         N/R          1,677,047
                 Special Tax Bonds, Community Facilities District 99-1,
                 Series 2003B, 6.000%, 9/01/24

        2,810   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          3,173,726
                 Tax Bonds, Community Facilities District 01-1,
                 Series 2003B, 7.000%, 9/01/38

        2,000   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R          2,118,060
                 Tax Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

        1,350   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          1,451,250
                 Tax Bonds, Community Facilities District 2001-1,
                 Series 2004A, 6.125%, 9/01/39

------------------------------------------------------------------------------------------------------------------------------------
      124,220   Total Tax Obligation/Limited                                                                            133,058,548
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.3% (12.5% OF TOTAL INVESTMENTS)

        8,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 101.00        BBB-          8,408,111
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/15/40

        8,515   Los Angeles Harbors Department, California, Revenue                   8/11 at 100.00         AAA          9,138,553
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/18 -
                 AMBAC Insured (Alternative Minimum Tax)

       23,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA         24,591,370
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       23,275   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA         25,083,233
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 24A, 5.750%, 5/01/30 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       62,940   Total Transportation                                                                                     67,221,267
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.4% (17.3% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          2,769,825
        9,750    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00      A2 (4)         10,668,255

       15,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00      A3 (4)         16,571,400
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        8,400   California Health Facilities Financing Authority, Revenue            10/08 at 101.00         AAA          8,843,016
                 Bonds, Kaiser Permanente System, Series 1998B,
                 5.250%, 10/01/14 (ETM)

        5,000   California Statewide Community Development Authority,                11/09 at 102.00     N/R (4)          5,770,000
                 Certificates of Participation, Pride Industries and Pride
                 One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded 11/01/09)

       17,400   Los Angeles Unified School District, California, General              7/09 at 101.00         AAA         18,634,704
                 Obligation Bonds, Series 1999C, 5.250%, 7/01/24
                 (Pre-refunded 7/01/09) - MBIA Insured

                Northern California Tobacco Securitization Authority, Tobacco
                Settlement Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31 (Pre-refunded 6/01/11)                               6/11 at 100.00         Aaa          2,701,850
        4,500    5.375%, 6/01/41 (Pre-refunded 6/01/11)                               6/11 at 100.00         Aaa          4,890,060

        5,840   Orange County Water District, California, Revenue Certificates        8/09 at 101.00     AA+ (4)          6,443,214
                 of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)

        8,160   Orange County Water District, California, Revenue Certificates        8/09 at 101.00     AA+ (4)          8,791,013
                 of Participation, Series 1999A, 5.375%, 8/15/29
                 (Pre-refunded 8/15/09)


                                       39

                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$       4,000   Puerto Rico, General Obligation and Public Improvement                7/10 at 100.00         AAA     $    4,358,560
                 Bonds, Series 2000, 5.750%, 7/01/16 (Pre-refunded 7/01/10) -
                 MBIA Insured

        2,560   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          2,805,146
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/23 (Pre-refunded 8/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       85,610   Total U.S. Guaranteed                                                                                    93,247,043
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.3% (4.3% OF TOTAL INVESTMENTS)

        3,630   Imperial Irrigation District, California, Certificates of            11/13 at 100.00         AAA          3,915,935
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        7,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          7,482,650
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        8,370   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          9,037,173
                 Power System Revenue Bonds, Series 2001A-2,
                 5.375%, 7/01/19 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,196
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,270   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA          1,341,412
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,470   Total Utilities                                                                                          23,054,366
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.6% (4.5% OF TOTAL INVESTMENTS)

        9,165   California Department of Water Resources, Water System               12/11 at 100.00         AAA          9,862,182
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.250%, 12/01/22 - FSA Insured

        8,250   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          8,843,092
                 Series 2001A, 6.250%, 12/01/32

        5,115   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,490,748
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,530   Total Water and Sewer                                                                                    24,196,022
------------------------------------------------------------------------------------------------------------------------------------
$     501,415   Total Investments (cost $504,598,945) - 146.2%                                                          537,687,449
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      5,144,526
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.6)%                                                       (175,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  367,831,975
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Investment is not rated.

               (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 5.2% (3.6% OF TOTAL INVESTMENTS)

$         825   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      801,034
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,625   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa3          4,741,319
                 Tobacco Settlement Asset-Backed Bonds, Stanislaus
                 County Tobacco Funding Corporation, Series 2002A,
                 5.500%, 6/01/33

        3,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,504,864
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        2,800   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         BBB          2,862,888
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36

------------------------------------------------------------------------------------------------------------------------------------
       11,450   Total Consumer Staples                                                                                   11,910,105
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.8% (10.1% OF TOTAL INVESTMENTS)

        2,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          2,125,580
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

        6,375   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          6,648,934
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 - MBIA Insured (Alternative Minimum Tax)

                California State Public Works Board, Lease Revenue Bonds,
                University of California, UCLA Replacement Hospital Project,
                Series 2002A:
        8,880    5.375%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA          9,722,002
       10,570    5.375%, 10/01/18 - FSA Insured                                      10/12 at 100.00         AAA         11,516,225

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            640,355
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          3,181,890
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,445   Total Education and Civic Organizations                                                                  33,834,986
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.2% (6.2% OF TOTAL INVESTMENTS)

        2,000   California Health Facilities Financing Authority, Revenue Bonds,      4/12 at 100.00        BBB+          2,151,040
                 Casa Colina Inc., Series 2001, 6.000%, 4/01/22

        1,240   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3          1,268,173
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          500   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+            532,680
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

          955   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,011,794
                 University of California - Davis Medical Center,
                 Series 2004II-A, 5.000%, 11/01/22 - MBIA Insured

        2,185   California Statewide Community Development Authority,                   No Opt. Call          A+          2,414,010
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/11

        2,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,699,100
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

                California Statewide Community Development Authority,
                Revenue Bonds, Daughters of Charity Health System,
                Series 2005A:
          330    5.250%, 7/01/24                                                      7/15 at 100.00        BBB+            346,757
          190    5.250%, 7/01/35                                                      7/15 at 100.00        BBB+            197,306

        5,355   California Statewide Community Development Authority,                11/36 at 100.00          A+          5,490,696
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

        3,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          3,142,860
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30


                                       41

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE (continued)

$       1,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A     $    1,605,705
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
       19,755   Total Health Care                                                                                        20,860,121
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 11.4% (7.8% OF TOTAL INVESTMENTS)

        2,450   ABAG Finance Authority for Non-Profit Corporations,                   8/30 at 100.00         BBB          2,563,019
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/2000 Post Apartments, Series 2000B,
                 6.250%, 8/15/30 (Mandatory put 8/15/08)

        3,460   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          3,873,920
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        5,962   California Statewide Community Development Authority,                 6/11 at 102.00         AAA          6,474,911
                 Multifamily Housing Revenue Refunding Bonds, Claremont
                 Village Apartments, Series 2001D, 5.500%, 6/01/31
                 (Mandatory put 6/01/16) (Alternative Minimum Tax)

        3,250   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          3,302,423
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        4,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          4,431,800
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

        1,055   Rohnert Park Finance Authority, California, Senior Lien Revenue       9/13 at 100.00          A-          1,154,170
                 Bonds, Rancho Feliz Mobile Home Park, Series 2003A,
                 5.750%, 9/15/38

          700   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R            758,912
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

        3,045   Yucaipa Redevelopment Agency, California, Mobile Home                 5/11 at 102.00         N/R          3,440,972
                 Park Revenue Bonds, Rancho del Sol and Grandview,
                 Series 2001A, 6.750%, 5/15/36

------------------------------------------------------------------------------------------------------------------------------------
       23,922   Total Housing/Multifamily                                                                                26,000,127
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.5% (0.3% OF TOTAL INVESTMENTS)

          960   California Rural Home Mortgage Finance Authority,                     6/11 at 102.00         AAA            965,184
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,550   California Health Facilities Financing Authority,                     1/13 at 100.00           A          1,622,664
                 Cal-Mortgage Insured Revenue Bonds, Northern California
                 Retired Officers Community Corporation - Paradise Valley
                 Estates, Series 2002, 5.125%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.8% (16.2% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        3,000    5.250%, 2/01/20                                                      8/13 at 100.00           A          3,245,760
        1,400    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,514,688

        1,350   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00           A          1,431,540
                 5.125%, 4/01/25

        5,000   California, General Obligation Refunding Bonds, Series 2002,            No Opt. Call           A          5,337,900
                 5.000%, 2/01/12

        4,225   California, General Obligation Veterans Welfare Bonds,                6/06 at 101.00         AAA          4,288,291
                 Series 2001BV, 5.600%, 12/01/32 - FSA Insured

        3,615   Colton Joint Unified School District, San Bernardino County,          8/12 at 102.00         AAA          4,014,711
                 California, General Obligation Bonds, Series 2002A,
                 5.500%, 8/01/22 - FGIC Insured

                Contra Costa County Community College District, California,
                General Obligation Bonds, Series 2002:
        3,005    5.000%, 8/01/21 - FGIC Insured                                       8/12 at 100.00         AAA          3,197,861
        3,300    5.000%, 8/01/22 - FGIC Insured                                       8/12 at 100.00         AAA          3,511,794

        1,325   Golden West Schools Financing Authority, California,                    No Opt. Call         AAA          1,583,349
                 General Obligation Revenue Refunding Bonds, School
                 District Program, Series 1998A, 6.650%, 8/01/13 -
                 MBIA Insured

        1,445   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,540,543
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

       10,840   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,601,075
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19 -
                 MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA     $    1,364,688
                 Obligation Bonds, Series 2003A, 5.250%, 7/01/20 -
                 FSA Insured

        1,375   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,512,032
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 - FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          475    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            505,262
          500    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            531,455

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,328,460
                 Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          370    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            394,949
          545    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            579,989

        4,050   Santa Rosa High School District, Sonoma County, California,           5/11 at 101.00         AAA          4,352,251
                 General Obligation Bonds, Series 2001, 5.300%, 5/01/26 -
                 FGIC Insured

        1,160   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,234,449
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       50,230   Total Tax Obligation/General                                                                             54,071,047
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.6% (19.5% OF TOTAL INVESTMENTS)

                Beaumont Financing Authority, California, Local Agency Revenue
                Bonds, Series 2004D:
          650    5.500%, 9/01/24                                                      9/14 at 102.00         N/R            672,815
          385    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            403,996

        4,900   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          5,415,725
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        4,000   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA-          4,341,680
                 5.000%, 7/01/15

        1,200   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          1,271,652
                 Special Tax Bonds, Community Facilities District 90-2 - Talega,
                 Series 2003, 6.000%, 9/01/33

        4,845   Encinitas Public Financing Authority, California, Lease Revenue       4/08 at 102.00         AAA          5,086,426
                 Bonds, Acquisition Project, Series 2001A, 5.250%, 4/01/31 -
                 MBIA Insured

          750   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R            794,265
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

          335   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            357,860
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        4,000   Industry Urban Development Agency, California, Tax Allocation         5/07 at 101.50         AAA          4,156,480
                 Refunding Bonds, Civic, Recreational and Industrial
                 Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 -
                 MBIA Insured

        2,000   Lake Elsinore Public Finance Authority, California, Local Agency     10/13 at 102.00         N/R          2,185,020
                 Revenue Refunding Bonds, Series 2003H, 6.000%, 10/01/20

        1,265   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          1,402,974
                 Tax Bonds, Community Facilities District 1 of Sycamore Creek,
                 Series 2003, 6.500%, 9/01/24

        1,320   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,453,478
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,000   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,072,200
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          8,328,080
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          5,536,350
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 -
                 MBIA Insured

        3,295   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,657,549
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured


                                       43

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R     $    2,050,640
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB-          2,411,500
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

          385   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            400,816
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          800   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            833,064
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        6,000   Riverside County Redevelopment Agency, California,                   10/11 at 102.00         AAA          6,413,700
                 Tax Allocation Bonds, Jurupa Valley Project Area,
                 Series 2001, 5.250%, 10/01/35 - AMBAC Insured

          700   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R            751,261
                 Community Facilities District 4, Series 2003C,
                 6.000%, 9/01/33

          975   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,025,154
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        1,530   San Marcos Public Facilities Authority, California, Tax Allocation    8/15 at 100.00         AAA          1,603,165
                 Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 -
                 AMBAC Insured

        1,930   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          2,161,098
                 Tax Bonds, Community Facilities District 01-1, Series 2003B,
                 6.750%, 9/01/30

          500   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R            529,515
                 Tax Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

          850   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R            913,750
                 Tax Bonds, Community Facilities District 2001-1, Series 2004A,
                 6.125%, 9/01/39

------------------------------------------------------------------------------------------------------------------------------------
       60,615   Total Tax Obligation/Limited                                                                             65,230,213
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 9.0% (6.1% OF TOTAL INVESTMENTS)

        7,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,146,490
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        5,585   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          5,877,263
                 5.000%, 11/01/16 - MBIA Insured (Alternative Minimum Tax)

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue
                29A:
        2,430    5.250%, 5/01/18 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,590,380
        2,555    5.250%, 5/01/19 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,718,750

        1,000   San Francisco Airports Commission, California, Revenue Bonds,         5/13 at 100.00         AAA          1,073,700
                 San Francisco International Airport, Second Series 2003,
                 Issue 29B, 5.125%, 5/01/17 - FGIC Insured

        2,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          2,118,080
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28A, 5.250%, 5/01/17 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       20,570   Total Transportation                                                                                     20,524,663
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.8% (17.0% OF TOTAL INVESTMENTS) (4)

        9,000   Anitoch Area Public Facilities Financing Agency, California,          8/11 at 100.00         AAA          9,777,419
                 Special Tax Bonds, Community Facilities District 1989-1,
                 Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) -
                 MBIA Insured

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          6,565,080
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

        8,230   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          8,909,963
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        3,000   Northern California Tobacco Securitization Authority,                 6/11 at 100.00         Aaa          3,260,040
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.375%, 6/01/41 (Pre-refunded 6/01/11)

                Santa Clara Valley Transportation Authority, California, Sales
                Tax Revenue Bonds, Series 2001A:
       15,090    5.000%, 6/01/25 (Pre-refunded 6/01/11) - MBIA Insured                6/11 at 100.00         AAA         16,181,157
        2,000    5.000%, 6/01/26 (Pre-refunded 6/01/11) - MBIA Insured                6/11 at 100.00         AAA          2,144,620


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$       6,200   Southwestern Community College District, San Diego County,            8/11 at 101.00         AAA     $    6,824,960
                 California, General Obligation Bonds, Series 2001,
                 5.375%, 8/01/25 (Pre-refunded 8/01/11) - AMBAC Insured

        2,710   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          2,969,510
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/21 (Pre-refunded 8/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       52,230   Total U.S. Guaranteed                                                                                    56,632,749
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.5% (3.1% OF TOTAL INVESTMENTS)

        5,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          5,448,550
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

                Los Angeles Department of Water and Power, California, Power
                System Revenue Bonds, Series 2003A-2:
          750    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA            798,248
        1,000    5.000%, 7/01/23 - MBIA Insured                                       7/13 at 100.00         AAA          1,063,480

          790   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            834,422
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        2,000   Santa Clara, California, Subordinate Electric Revenue Bonds,          7/13 at 100.00         AAA          2,180,820
                 Series 2003A, 5.250%, 7/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,540   Total Utilities                                                                                          10,325,520
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.5% (9.2% OF TOTAL INVESTMENTS)

        2,740   California Department of Water Resources, Water System               12/12 at 100.00         AAA          2,943,500
                 Revenue Bonds, Central Valley Project, Series 2002Z,
                 5.000%, 12/01/18 - FGIC Insured

        4,900   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          5,093,452
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

        2,655   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,825,106
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,700   San Buenaventura, California, Wastewater Revenue                      3/14 at 100.00         AAA          1,793,449
                 Certificates of Participation, Series 2004, 5.000%, 3/01/24 -
                 MBIA Insured

        6,885   San Diego Public Facilities Financing Authority, California,          8/12 at 100.00         AAA          7,326,879
                 Subordinate Lien Water Revenue Bonds, Series 2002,
                 5.000%, 8/01/21 - MBIA Insured

       10,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA         10,890,399
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       28,880   Total Water and Sewer                                                                                    30,872,785
------------------------------------------------------------------------------------------------------------------------------------
$     311,147   Total Long-Term Investments (cost $314,751,642) - 146.0%                                                332,850,164
=============-----------------------------------------------------------------------------------------------------------------------


                                       45

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                                                        RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5% (0.4% OF TOTAL INVESTMENTS)

$       1,200   California Department of Water Resources, Power Supply                                    VMIG-1      $   1,200,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.150%, 5/01/22 - FSA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$       1,200   Total Short-Term Investments (cost $1,200,000)                                                            1,200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $315,951,642) - 146.5%                                                          334,050,164
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      3,897,470
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                       (110,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 227,947,634
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 3.4% (2.2% OF TOTAL INVESTMENTS)

$       1,340   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,301,073
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        6,100   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          6,681,147
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        4,200   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         BBB          4,294,332
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36

------------------------------------------------------------------------------------------------------------------------------------
       11,640   Total Consumer Staples                                                                                   12,276,552
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 7.6% (5.1% OF TOTAL INVESTMENTS)

        3,825   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          3,989,360
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 - MBIA Insured (Alternative Minimum Tax)

        3,600   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          3,922,272
                 University of California, UCLA Replacement Hospital Project,
                 Series 2002A, 5.375%, 10/01/17 - FSA Insured

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            640,355
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        7,595   San Francisco State University Foundation Inc., California,           9/11 at 100.00         AAA          7,957,661
                 Auxiliary Organization Student Housing Revenue Bonds,
                 Series 2001, 5.000%, 9/01/26 - MBIA Insured

        2,990   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          3,073,660
                 Projects, Series 2000K, 5.000%, 9/01/23

        4,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          4,252,640
                 Projects, Series 2003A, 5.000%, 5/15/23 - AMBAC Insured

        3,820   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          3,957,444
                 Series 2001E, 5.000%, 9/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,450   Total Education and Civic Organizations                                                                  27,793,392
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.0% (8.6% OF TOTAL INVESTMENTS)

                California Health Facilities Financing Authority, Revenue Bonds,
                Casa Colina Inc., Series 2001:
        4,000    6.000%, 4/01/22                                                      4/12 at 100.00        BBB+          4,302,080
        2,000    6.125%, 4/01/32                                                      4/12 at 100.00        BBB+          2,136,260

        2,020   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3          2,065,894
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        9,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          9,588,240
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        6,525   California Statewide Community Development Authority,                   No Opt. Call          A+          7,299,191
                 Health Facility Revenue Refunding Bonds, Memorial
                 Health Services, Series 2003A, 6.000%, 10/01/12

        6,450   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          6,963,678
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        7,665   California Statewide Community Development Authority,                11/09 at 102.00           A          8,098,532
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/21

          540   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            567,421
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/24

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California Obligated Group, Series 2000:
        1,770    6.000%, 2/01/20                                                      2/10 at 101.00        Baa2          1,873,775
        1,740    6.000%, 2/01/30                                                      2/10 at 101.00        Baa2          1,822,859


                                       47

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE (continued)

$       2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00           A     $    2,676,175
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
       44,210   Total Health Care                                                                                        47,394,105
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 10.0% (6.6% OF TOTAL INVESTMENTS)

        4,750   ABAG Finance Authority for Non-Profit Corporations,                   8/30 at 100.00         BBB          4,972,015
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/2000 Post Apartments, Series 2000B
                 6.400%, 8/15/30 (Mandatory put 8/15/08) (Alternative
                 Minimum Tax)

        4,000   ABAG Finance Authority for Non-Profit Corporations, California,       8/30 at 100.00         BBB          4,184,520
                 Multifamily Housing Revenue Refunding Bonds, United
                Dominion/2000 Post Apartments, Series 2000B 6.250%, 8/15/30
                 (Mandatory put 8/15/08)

        5,190   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,810,880
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,197,100
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.800%, 12/15/25

        1,735   Rohnert Park Finance Authority, California, Senior Lien Revenue       9/13 at 100.00          A-          1,898,090
                 Bonds, Rancho Feliz Mobile Home Park, Series 2003A,
                 5.750%, 9/15/38

        1,125   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R          1,219,680
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003B, 6.625%, 9/15/38

        3,610   San Bernardino County Housing Authority, California,                 11/11 at 105.00         Aaa          3,956,055
                 GNMA Collateralized Multifamily Mortgage Revenue Bonds,
                 Pacific Palms Mobile Home Park, Series 2001A,
                 6.700%, 12/20/41

        7,500   San Bernardino County Housing Authority, California,                  6/29 at 100.00          A-          7,775,250
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)

                San Jose, California, Multifamily Housing Revenue Bonds, GNMA
                Mortgage-Backed Securities Program, Lenzen Housing, Series
                2001B:
        1,250    5.350%, 2/20/26 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          1,300,800
        2,880    5.450%, 2/20/43 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          2,980,138

------------------------------------------------------------------------------------------------------------------------------------
       34,040   Total Housing/Multifamily                                                                                36,294,528
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.5% (1.1% OF TOTAL INVESTMENTS)

        2,450   California Health Facilities Financing Authority, Cal-Mortgage        1/13 at 100.00           A          2,564,856
                 Insured Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22

                California Health Facilities Financing Authority, Insured Senior
                Living Revenue Bonds, Aldersly Project, Series 2002A:
        1,500    5.125%, 3/01/22                                                      3/12 at 101.00           A          1,571,880
        1,315    5.250%, 3/01/32                                                      3/12 at 101.00           A          1,375,648

------------------------------------------------------------------------------------------------------------------------------------
        5,265   Total Long-Term Care                                                                                      5,512,384
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.8% (19.8% OF TOTAL INVESTMENTS)

        9,335   California, General Obligation Bonds, Series 2002,                      No Opt. Call         AAA         11,013,620
                 6.000%, 2/01/16 - FSA Insured

        9,000   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00           A          9,587,970
                 5.125%, 4/01/23

                California, General Obligation Refunding Bonds, Series 2002:
        8,450    5.000%, 2/01/12                                                        No Opt. Call           A          9,021,051
        2,780    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          3,269,447

           10   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00         AA-             10,276
                 Series 1997BJ, 5.500%, 12/01/18 (Alternative Minimum Tax)

       14,300   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA         14,745,731
                 Series 2001BZ, 5.350%, 12/01/21 - MBIA Insured
                 (Alternative Minimum Tax)

        1,840   Compton Unified School District, Los Angeles County,                  9/13 at 100.00         AAA          2,012,224
                 California, General Obligation Bonds, Series 2003A,
                 5.250%, 9/01/18 - MBIA Insured

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,190,770
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/23 -
                 FGIC Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       2,500   Fullerton Joint Union High School District, Orange County,            8/12 at 100.00         Aaa     $    2,651,675
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured

        2,260   Jurupa Unified School District, Riverside County, California,         8/11 at 101.00         AAA          2,420,596
                 General Obligation Bonds, Series 2002, 5.125%, 8/01/22 -
                 FGIC Insured

        2,345   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          2,500,051
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

                Los Angeles Unified School District, California, General
                Obligation Bonds, Series 2003A:
        3,750    5.250%, 7/01/20 - FSA Insured                                        7/13 at 100.00         AAA          4,094,063
        7,200    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          7,637,328

        3,145   Los Angeles Unified School District, California, General              7/15 at 100.00         AAA          3,351,343
                 Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 -
                 FGIC Insured

        1,525   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,676,981
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/22 - FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          780    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            829,694
          820    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            871,586

          870   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            921,721
                 Series 2001, 5.000%, 7/01/24 - FSA Insured

                Riverside Community College District, California, General
                Obligation Bonds, Series 2005:
        2,675    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA          2,882,152
        5,000    5.000%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA          5,342,650

       10,810   San Diego Unified School District, San Diego County, California,      7/11 at 102.00         AAA         11,698,366
                 General Obligation Bonds, Election of 1998, Series 2001C,
                 5.000%, 7/01/26 - FSA Insured

        4,000   San Diego Unified School District, San Diego County, California,      7/12 at 101.00         AAA          4,377,920
                 General Obligation Bonds, Election of 1998, Series 2002D,
                 5.250%, 7/01/21 - FGIC Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          605    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            645,795
          875    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            931,175

        1,000   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,062,010
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/24 -
                 FGIC Insured

        1,630   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          1,734,353
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
      100,505   Total Tax Obligation/General                                                                            108,480,548
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.2% (27.4% OF TOTAL INVESTMENTS)

        4,000   Beaumont Financing Authority, California, Local Agency                9/12 at 102.00         N/R          4,426,320
                 Revenue Bonds, Series 2002A, 6.750%, 9/01/25

        7,135   Brentwood Infrastructure Financing Authority, Contra Costa           11/11 at 100.00         AAA          7,575,515
                 County, California, Capital Improvement Revenue Bonds,
                 Series 2001, 5.000%, 11/01/25 - FSA Insured

        8,210   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          9,074,103
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        3,350   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,635,889
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/17 - AMBAC Insured

        4,000   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          4,167,280
                 Department of General Services, Series 2002B,
                 5.000%, 3/01/27 - AMBAC Insured

        4,510   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          4,738,883
                 Department of Mental Health, Hospital Addition,
                 Series 2001A, 5.000%, 12/01/26 - AMBAC Insured

        5,350   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          5,806,997
                 Series 2004A, 5.000%, 7/01/15

                Capistrano Unified School District, Orange County, California,
                Special Tax Bonds, Community Facilities District 90-2 - Talega,
                Series 2003:
        1,750    5.875%, 9/01/23                                                      9/13 at 100.00         N/R          1,869,123
          550    6.000%, 9/01/33                                                      9/13 at 100.00         N/R            582,841


                                       49


                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,810   Cerritos Public Financing Authority, California, Tax Allocation         No Opt. Call         AAA     $    1,979,217
                 Revenue Bonds, Los Cerritos Redevelopment Projects,
                 Series 2002A, 5.000%, 11/01/14 - AMBAC Insured

        1,270   Coalinga Public Financing Authority, California, Local                  No Opt. Call         AAA          1,519,339
                 Obligation Senior Lien Revenue Bonds, Series 1998A,
                 6.000%, 9/15/18 - AMBAC Insured

        1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R          1,191,398
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        1,000   Fullerton Community Facilities District 1, California, Special        9/12 at 100.00         N/R          1,070,030
                 Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22

          550   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            587,532
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        3,000   Lake Elsinore Public Finance Authority, California, Local            10/13 at 102.00         N/R          3,277,530
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        5,250   Lammersville School District, San Joaquin County, California,         9/12 at 101.00         N/R          5,653,830
                 Special Tax Bonds, Community Facilities District of Mountain
                 House, Series 2002, 6.300%, 9/01/24

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,218,140
                 Tax Bonds, Community Facilities District 1 of Sycamore
                 Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,422,464
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,500   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,608,300
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        5,425   Lodi, California, Certificates of Participation, Public              10/12 at 100.00         AAA          5,661,313
                 Improvement Financing Project, Series 2002,
                 5.000%, 10/01/26 - MBIA Insured

        3,075   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          3,404,855
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 -
                 MBIA Insured

        1,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          1,075,830
                 Master Plan Financing, Series 2001, 5.250%, 8/01/15 -
                 MBIA Insured

        1,675   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,761,263
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/26 - FSA Insured

        3,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,318,000
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/19 - FGIC Insured

        4,520   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          4,799,562
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.000%, 8/01/24 - AMBAC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,050,640
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

       11,165   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA         11,756,298
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.100%, 4/01/30 - MBIA Insured

        3,250   Pomoma Public Financing Authority, California, Revenue                2/11 at 100.00         AAA          3,355,007
                 Refunding Bonds, Merged Redevelopment Projects,
                 Series 2001AD, 5.000%, 2/01/27 - MBIA Insured

          625   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            650,675
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        1,310   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00         AAA          1,364,142
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        1,700   Roseville, California, Special Tax Bonds, Community Facilities        9/09 at 103.00         N/R          1,792,973
                 District 1 - Crocker, Series 2003, 6.000%, 9/01/27

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,234,214
                 Community Facilities District 4, Series 2003C,
                 6.000%, 9/01/33

       14,505   San Diego Redevelopment Agency, California, Subordinate               9/11 at 101.00         AAA         15,160,191
                 Lien Tax Allocation Bonds, Centre City Project, Series 2001A,
                 5.000%, 9/01/26 - FSA Insured

        8,725   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA          9,074,436
                 Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        1,595   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,677,047
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       8,710   South Orange County Public Financing Authority, California,           8/15 at 100.00         AAA     $    9,094,372
                 Special Tax Revenue Bonds, Ladera Ranch, Series 2005A,
                 5.000%, 8/15/32 - AMBAC Insured

        2,810   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          3,173,726
                 Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38

        2,000   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R          2,118,060
                 Tax Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

        1,375   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          1,478,125
                 Tax Bonds, Community Facilities District 2001-1,
                 Series 2004A, 6.125%, 9/01/39

        2,500   Yucaipa-Calimesa Joint Unified School District, San Bernardino       10/11 at 100.00         AAA          2,594,250
                 County, California, General Obligation Refunding Bonds,
                 Series 2001A, 5.000%, 10/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      140,675   Total Tax Obligation/Limited                                                                            149,999,710
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.0% (6.6% OF TOTAL INVESTMENTS)

       11,750   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-         10,302,400
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/28

        3,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          3,260,640
                 5.250%, 11/01/20 - FGIC Insured

        1,500   Port of Oakland, California, Revenue Refunding Bonds,                11/07 at 102.00         AAA          1,583,970
                 Series 1997I, 5.600%, 11/01/19 - MBIA Insured

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue
                29B:
        4,110    5.125%, 5/01/17 - FGIC Insured                                       5/13 at 100.00         AAA          4,412,907
       10,625    5.125%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         AAA         11,373,850
        5,140    5.125%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         AAA          5,495,637

------------------------------------------------------------------------------------------------------------------------------------
       36,125   Total Transportation                                                                                     36,429,404
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.1% (7.4% OF TOTAL INVESTMENTS) (4)

       11,240   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00    Baa3 (4)         12,285,545
                 Settlement Asset-Backed Bonds, Merced County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33
                 (Pre-refunded 6/01/12)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        3,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          3,877,755
        9,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          9,847,620

        5,500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          6,034,160
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

          780   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            835,536
                 Series 2001, 5.000%, 7/01/24 (Pre-refunded 7/01/11) -
                 FSA Insured

        1,600   San Marcos Public Facilities Authority, California, Special           9/07 at 102.00     N/R (4)          1,693,872
                 Tax Revenue Bonds, Community Facilities District 99-1,
                 Series 2002, 6.300%, 9/01/20 (Pre-refunded 9/01/07)

        1,595   Santa Clara Valley Transportation Authority, California, Sales        6/11 at 100.00         AAA          1,710,334
                 Tax Revenue Bonds, Series 2001A, 5.000%, 6/01/22
                 (Pre-refunded 6/01/11) - MBIA Insured

        3,905   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          4,278,943
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/22 (Pre-refunded 8/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       37,120   Total U.S. Guaranteed                                                                                    40,563,765
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.1% (6.0% OF TOTAL INVESTMENTS)

       15,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         16,086,447
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 - MBIA Insured
                 (Alternative Minimum Tax)

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,196
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,285   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA          1,357,256
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          5,283,600
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36


                                       51

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

$       2,250   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA     $    2,348,685
                 Bonds, Series 2002, 5.125%, 8/01/22 - AMBAC Insured
                 (Alternative Minimum Tax)

        6,085   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          6,651,453
                 Magnolia Power Project, Series 2003-1A, 5.250%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,820   Total Utilities                                                                                          33,004,637
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.3% (8.8% OF TOTAL INVESTMENTS)

        1,070   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,137,207
                 Series 2004A, 5.000%, 6/01/22 - AMBAC Insured

        7,000   California Department of Water Resources, Water System                6/13 at 100.00         AAA          7,731,570
                 Revenue Bonds, Central Valley Project, Series 2003Y,
                 5.250%, 12/01/13 - FGIC Insured

        7,000   Carmichael Water District, Sacramento County, California,             9/09 at 102.00         AAA          7,282,310
                 Water Revenue Certificates of Participation, Series 1999,
                 5.125%, 9/01/29 - MBIA Insured

        2,000   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,128,140
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          1,071,890
                 Series 2001A, 6.250%, 12/01/32

        1,000   San Buenaventura, California, Wastewater Revenue                      3/14 at 100.00         AAA          1,054,970
                 Certificates of Participation, Series 2004,
                 5.000%, 3/01/24 - MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,658,975
        6,260    5.000%, 8/01/24 - MBIA Insured                                       8/12 at 100.00         AAA          6,648,183

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        3,315    5.250%, 10/01/18 - MBIA Insured                                      4/13 at 100.00         AAA          3,610,168
       12,000    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA         13,068,480

        1,955   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA          2,079,592
                 of Participation, Series 2005A, 5.000%, 9/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       45,100   Total Water and Sewer                                                                                    48,471,485
------------------------------------------------------------------------------------------------------------------------------------
$     511,950   Total Long-Term Investments (cost $522,193,773) - 150.0%                                                546,220,510
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5% (0.4% OF TOTAL INVESTMENTS)

        1,000   California Department of Water Resources, Power Supply                                    VMIG-1          1,000,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.150%, 5/01/22 - FSA Insured (5)

        1,000   Irvine Assessment District No. 97-17, California, Limited                                 VMIG-1          1,000,000
                 Obligation Improvement Bonds, Variable Rate Demand
                 Obligations, Series 1998, 2.900%, 9/02/23 (5)
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $524,193,773) - 150.5%                                                          548,220,510
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                      3,107,017
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                       (187,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  364,327,527
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.3% (1.5% OF TOTAL INVESTMENTS)

$       4,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    5,427,180
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 8.6% (5.8% OF TOTAL INVESTMENTS)

        1,675   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,753,189
                 University of San Diego, Series 2002A, 5.250%, 10/01/30

        9,000   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          9,498,420
                 Series 2002A, 5.125%, 11/01/26 - AMBAC Insured

        9,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          9,299,430
                 Projects, Series 2000K, 5.300%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
       19,675   Total Education and Civic Organizations                                                                  20,551,039
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 5.5% (3.7% OF TOTAL INVESTMENTS)

        5,000   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00           A          5,360,650
                 California, Cal-Mortgage Insured Revenue Bonds,
                 Sansum-Santa Barbara Medical Foundation Clinic,
                 Series 2002A, 5.600%, 4/01/26

        2,815   California Health Facilities Financing Authority, Revenue             8/13 at 100.00         AAA          2,975,511
                 Bonds, Lucile Salter Packard Children's Hospital,
                 Series 2003C, 5.000%, 8/15/20 - AMBAC Insured

        1,090   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,157,264
                 University of California - Davis Medical Center,
                 Series 2004II-A, 5.000%, 11/01/21 - MBIA Insured

        3,380   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          3,648,811
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

------------------------------------------------------------------------------------------------------------------------------------
       12,285   Total Health Care                                                                                        13,142,236
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.2% (0.9% OF TOTAL INVESTMENTS)

        1,000   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,061,230
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        1,905   Los Angeles, California, GNMA Mortgage-Backed Securities              7/11 at 102.00         AAA          2,009,546
                 Program Multifamily Housing Revenue Bonds, Park Plaza
                 West Senior Apartments, Series 2001B, 5.300%, 1/20/21
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,905   Total Housing/Multifamily                                                                                 3,070,776
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        3,000   California Pollution Control Financing Authority, Solid Waste         6/23 at 100.00        BBB+          3,190,800
                 Disposal Revenue Bonds, Republic Services Inc.,
                 Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.5% (2.4% OF TOTAL INVESTMENTS)

        3,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          3,157,770
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A, 5.200%, 11/15/22

        5,000   California Statewide Community Development Authority,                11/13 at 100.00           A          5,242,450
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18

------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total Long-Term Care                                                                                      8,400,220
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 32.0% (21.6% OF TOTAL INVESTMENTS)

        5,920   Cajon Valley Union School District, San Diego County,                 8/10 at 102.00         AAA          6,206,350
                 California, General Obligation Bonds, Series 2002B,
                 5.125%, 8/01/32 - MBIA Insured

        2,900   California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21    8/13 at 100.00           A          3,055,092

        9,000   California, General Obligation Refunding Bonds, Series 2002,          2/12 at 100.00         AAA          9,438,840
                 5.000%, 2/01/22 - MBIA Insured


                                       53

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                Compton Community College District, Los Angeles County,
                California, General Obligation Bonds, Series 2004A:
$       1,315    5.250%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA     $    1,445,224
        2,560    5.250%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          2,811,597

        2,415   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         AAA          2,529,254
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 - FSA Insured

       10,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA         10,615,500
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

        1,520   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,620,502
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

        5,000   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA          5,262,000
                 Obligation Bonds, Series 2002E, 5.125%, 1/01/27 -
                 MBIA Insured

                Los Angeles Unified School District, California, General
                Obligation Bonds, Series 2003A:
        3,700    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          3,924,738
        3,500    5.000%, 1/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          3,700,060

        1,500   Madera Unified School District, Madera County, California,            8/12 at 100.00         AAA          1,565,625
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/28 -
                 FSA Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,703,075
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          505    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            537,174
          530    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            563,342

        3,250   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA          3,517,085
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/22 - FSA Insured

        1,160   San Gabriel Unified School District, Los Angeles County,              8/15 at 100.00         AAA          1,247,000
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/22 - FSA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          395    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            421,635
          575    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            611,915

        3,500   San Mateo County Community College District, California,              9/12 at 100.00         AAA          3,667,125
                 General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 -
                 FGIC Insured

       10,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA         10,635,900
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       71,745   Total Tax Obligation/General                                                                             76,079,033
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.9% (28.3% OF TOTAL INVESTMENTS)

        1,450   Baldwin Park Public Financing Authority, California, Sales Tax        8/13 at 102.00         BBB          1,533,593
                 and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        6,895   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          7,240,784
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

        2,290   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,494,314
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

        2,200   California Infrastructure Economic Development Bank,                  9/13 at 101.00         AAA          2,317,568
                 Los Angeles County, Revenue Bonds, Department of
                 Public Social Services, Series 2003, 5.000%, 9/01/28 -
                 AMBAC Insured

        3,100   California State Public Works Board, Lease Revenue Bonds,            11/15 at 100.00         AAA          3,246,320
                 Department of Health Services, Richmond Lab, Series 2005B,
                 5.000%, 11/01/30 - XLCA Insured

        7,035   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          7,373,454
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.000%, 9/01/28 - MBIA Insured

        3,145   Culver City Redevelopment Agency, California, Tax Allocation          5/11 at 101.00         AAA          3,298,979
                 Revenue Bonds, Redevelopment Project, Series 2002A,
                 5.125%, 11/01/25 - MBIA Insured


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       8,720   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA     $    9,055,197
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        4,000   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          4,251,960
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured

          355   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            379,225
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        2,115   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          2,386,883
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        3,500   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,671,850
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.100%, 9/01/31 - AMBAC Insured

        3,400   La Quinta Redevelopment Agency, California, Tax Allocation            9/12 at 102.00         AAA          3,616,648
                 Bonds, Redevelopment Project Area 1, Series 2002,
                 5.000%, 9/01/22 - AMBAC Insured

        4,690   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          4,882,337
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        1,460   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          1,517,042
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        7,000   Los Angeles, California, Certificates of Participation,               4/12 at 100.00         AAA          7,372,120
                 Series 2002, 5.200%, 4/01/27 - AMBAC Insured

        8,470   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          8,968,544
                 Revenue Bonds, Capital Projects, Series 2001, 5.200%, 8/01/29 -
                 AMBAC Insured

        5,000   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA          5,263,050
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.000%, 4/01/25 - MBIA Insured

          405   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            421,637
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          845   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00         AAA            879,924
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        4,475   Riverside County, California, Asset Leasing Corporate Leasehold       6/12 at 101.00         AAA          4,738,667
                 Revenue Bonds, Riverside County Hospital Project,
                 Series 1997B, 5.000%, 6/01/19 - MBIA Insured

        3,175   San Buenaventura, California, Certificates of Participation,          2/11 at 101.00         AAA          3,349,879
                 Series 2001C, 5.250%, 2/01/31 - AMBAC Insured

        3,730   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          3,858,498
                 Lien Tax Increment and Parking Revenue Bonds, Centre
                 City Project, Series 2003B, 5.250%, 9/01/26

        4,000   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          4,255,960
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/19 - MBIA Insured

        1,000   Shasta Joint Powers Financing Authority, California, Lease            4/13 at 100.00         AAA          1,073,610
                 Revenue Bonds, County Administration Building Project,
                 Series 2003A, 5.250%, 4/01/23 - MBIA Insured

        2,160   Temecula Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA          2,266,099
                 Revenue Bonds, Redevelopment Project 1, Series 2002,
                 5.125%, 8/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       94,615   Total Tax Obligation/Limited                                                                             99,714,142
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.8% (3.9% OF TOTAL INVESTMENTS)

        2,250   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          2,348,843
                 First Lien Revenue Bonds, San Francisco Bay Area Toll
                 Bridge, Series 2003A, 5.000%, 7/01/36 - AMBAC Insured

        7,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,561,825
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue 29A:
        2,185    5.250%, 5/01/16 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,337,600
        2,300    5.250%, 5/01/17 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,454,744

------------------------------------------------------------------------------------------------------------------------------------
       14,235   Total Transportation                                                                                     13,703,012
------------------------------------------------------------------------------------------------------------------------------------


                                       55

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 11.5% (7.7% OF TOTAL INVESTMENTS) (4)

$       6,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa     $    6,565,080
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded
                 5/01/12)

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
        2,500    6.125%, 12/01/30 (Pre-refunded 12/01/09)                            12/09 at 101.00      A3 (4)          2,761,900
        1,000    6.250%, 12/01/34 (Pre-refunded 12/01/09)                            12/09 at 101.00      A3 (4)          1,108,950

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2002B:
        1,135    5.125%, 8/01/23 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,220,159
        1,190    5.125%, 8/01/24 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,279,286
                 5.125%, 8/01/25 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,342,085
        1,255    5.125%, 8/01/26 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,343,465

        2,070   Fresno Unified School District, Fresno County, California,            8/10 at 102.00         AAA          2,215,914
                 General Obligation Bonds, Series 2002G, 5.125%, 8/01/26 -
                 FSA Insured (ETM)

        3,300   Peralta Community College District, Alameda County, California,       8/09 at 102.00         AAA          3,542,319
                 General Obligation Bonds, Election of 2000, Series 2001A,
                 5.000%, 8/01/31 (Pre-refunded 8/01/09) - FGIC Insured

        2,980   Santa Clarita Community College District, Los Angeles                 8/11 at 101.00         AAA          3,243,849
                 County, California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/26 (Pre-refunded 8/01/11) - FGIC Insured

        2,460   Vacaville Unified School District, Solano County, California,         8/11 at 101.00         AAA          2,662,729
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/26
                 (Pre-refunded 8/01/11) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,135   Total U.S. Guaranteed                                                                                    27,285,736
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 16.9% (11.4% OF TOTAL INVESTMENTS)

        9,000   Anaheim Public Finance Authority, California, Revenue Bonds,         10/12 at 100.00         AAA          9,418,410
                 Electric System Distribution Facilities, Series 2002A,
                 5.000%, 10/01/27 - FSA Insured

       10,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         10,724,302
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 - MBIA Insured (Alternative
                 Minimum Tax)

        3,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,206,850
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

          775   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            824,856
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          830   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            876,671
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        6,000   Northern California Power Agency, Revenue Refunding                   7/08 at 101.00         AAA          6,258,180
                 Bonds, Hydroelectric Project 1, Series 1998A,
                 5.200%, 7/01/32 - MBIA Insured

        3,000   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA          3,148,290
                 Revenue Bonds, Series 2001N, 5.000%, 8/15/28 -
                 MBIA Insured

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,843,377
                 Revenue Refunding Bonds, Transmission Project,
                 Series 2002A, 4.750%, 7/01/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,235   Total Utilities                                                                                          40,300,936
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 16.6% (11.2% OF TOTAL INVESTMENTS)

        3,000   California Department of Water Resources, Water System               12/12 at 100.00         AAA          3,228,480
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.150%, 12/01/23 - FGIC Insured

        6,100   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          6,340,828
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

        9,000   Eastern Municipal Water District, California, Water and               7/11 at 100.00         AAA          9,286,470
                 Sewerage System Revenue Certificates of Participation,
                 Series 2001B, 5.000%, 7/01/30 - FGIC Insured

        4,500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          4,788,630
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        3,205   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          3,222,147
                 Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$       9,185   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA     $    9,557,084
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

                Semitropic Water Storage District, Kern County, California,
                Water Banking Revenue Bonds, Series 2004A:
        1,315    5.500%, 12/01/20 - XLCA Insured                                     12/14 at 100.00         AAA          1,451,773
        1,415    5.500%, 12/01/21 - XLCA Insured                                     12/14 at 100.00         AAA          1,562,174
------------------------------------------------------------------------------------------------------------------------------------
       37,720   Total Water and Sewer                                                                                    39,437,586
------------------------------------------------------------------------------------------------------------------------------------
$     332,050   Total Long-Term Investments (cost $328,013,874) - 147.1%                                                350,302,696
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,500   California Department of Water Resources, Power Supply                                    VMIG-1          1,500,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.150%, 5/01/22 - FSA Insured (5)

        1,000   Irvine Assessment District No. 97-17, California, Limited                                 VMIG-1         1,000,000
                 Obligation Improvement Bonds, Variable Rate Demand
                 Obligations, Series 1998, 2.900%, 9/02/23 (5)

------------------------------------------------------------------------------------------------------------------------------------
$       2,500   Total Short-Term Investments (cost $2,500,000)                                                            2,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $330,513,874) - 148.2%                                                          352,802,696
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,245,027
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                       (118,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 238,047,723
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

              (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,625   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    1,959,815
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.3% (10.2% OF TOTAL INVESTMENTS)

        1,500   California Health Facilities Financing Authority, Revenue            11/08 at 101.00         AAA          1,557,090
                 Bonds, UCSF - Stanford Healthcare, Series 1998A,
                 5.000%, 11/15/31 - FSA Insured

        1,800   California Infrastructure Economic Development Bank,                  8/11 at 102.00          A+          1,917,648
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        2,000   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,143,660
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/23 - FSA Insured

        6,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          6,493,860
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        1,260   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          1,360,208
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

------------------------------------------------------------------------------------------------------------------------------------
       12,560   Total Health Care                                                                                        13,472,466
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.4% (0.9% OF TOTAL INVESTMENTS)

        1,165   Poway, California, Housing Revenue Bonds, Revenue Bonds,              5/13 at 102.00        BBB+          1,185,085
                 Poinsettia Mobile Home Park, Series 2003, 5.000%, 5/01/23
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.7% (3.9% OF TOTAL INVESTMENTS)

        1,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,052,590
                 California, Insured Senior Living Revenue Bonds, Odd Fellows
                 Home of California, Series 2003A, 5.200%, 11/15/22

        2,000   California Health Facilities Financing Authority, Cal-Mortgage        1/13 at 100.00           A          2,108,440
                 Insured Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates, Series 2002,
                 5.250%, 1/01/26

        1,815   California Statewide Community Development Authority,                11/13 at 100.00           A          1,903,009
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18

------------------------------------------------------------------------------------------------------------------------------------
        4,815   Total Long-Term Care                                                                                      5,064,039
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 48.4% (32.5% OF TOTAL INVESTMENTS)

        1,000   Berryessa Union School District, Santa Clara County,                  8/12 at 100.00         AAA          1,064,180
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/21 - FSA Insured

        2,000   Butte-Glenn Community College District, Butte and Glenn               8/12 at 101.00         Aaa          2,106,960
                 Counties, California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 - MBIA Insured

          500   California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34    4/14 at 100.00           A            535,150

                California, General Obligation Refunding Bonds, Series 2002:
        1,500    5.000%, 2/01/12                                                        No Opt. Call           A          1,601,370
        3,750    5.000%, 4/01/27 - AMBAC Insured                                      4/12 at 100.00         AAA          3,912,713
        3,000    5.250%, 4/01/30 - XLCA Insured                                       4/12 at 100.00         AAA          3,210,570

          450   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA            477,698
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

                Hacienda La Puente Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003B:
        4,500    5.000%, 8/01/26 - FSA Insured                                        8/13 at 100.00         AAA          4,740,660
        2,030    5.000%, 8/01/27 - FSA Insured                                        8/13 at 100.00         AAA          2,134,586

          565   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA            602,358
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured


                                       58

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,500   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA     $   11,137,767
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA Insured

        2,000   Los Angeles, California, General Obligation Bonds,                    9/12 at 100.00         AAA          2,129,760
                 Series 2002A, 5.000%, 9/01/22 - MBIA Insured

        1,000   Murrieta Valley Unified School District, Riverside County,            9/13 at 100.00         AAA          1,054,020
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 9/01/26 - FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          190    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            202,105
          200    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            212,582

        3,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          3,186,570
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/22 - MBIA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          145    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            154,777
          215    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            228,803

        3,855   San Rafael City High School District, Marin County,                   8/12 at 100.00         AAA          4,023,656
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/28 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,400   Total Tax Obligation/General                                                                             42,716,285
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 42.7% (28.7% OF TOTAL INVESTMENTS)

          550   Baldwin Park Public Financing Authority, California, Sales Tax        8/13 at 102.00         BBB            581,708
                 and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        2,025   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,197,206
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/22 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          2,210,500
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        4,000   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          4,170,800
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

        1,610   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          1,711,414
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured

          130   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA            138,871
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        5,540   Irvine Public Facilities and Infrastructure Authority, California,    3/06 at 103.00         AAA          5,745,257
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/21 -
                 AMBAC Insured

        1,770   Los Angeles Unified School District, California, Certificates        10/12 at 100.00         AAA          1,844,004
                 of Participation, Administration Building Project II,
                 Series 2002C, 5.000%, 10/01/27 - AMBAC Insured

        2,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          2,078,140
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        1,500   Los Osos, California, Improvement Bonds, Community Services           9/10 at 103.00         AAA          1,556,985
                 Wastewater Assessment District 1, Series 2002,
                 5.000%, 9/02/33 - MBIA Insured

          500   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA            531,335
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/19 - MBIA Insured

          150   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            156,162
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          315   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            328,019
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

                San Buenaventura, California, Certificates of Participation,
                Golf Course Financing Project, Series 2002D:
        3,000    5.000%, 2/01/27 - AMBAC Insured                                      2/12 at 100.00         AAA          3,114,270
        3,300    5.000%, 2/01/32 - AMBAC Insured                                      2/12 at 100.00         AAA          3,412,959

        1,200   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          1,241,340
                 Lien Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26


                                       59

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                          Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       2,770   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA     $    2,867,836
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.000%, 6/01/32 - AMBAC Insured

        1,220   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          1,262,566
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        2,390   Solano County, California, Certificates of Participation,            11/12 at 100.00         AAA          2,581,224
                 Series 2002, 5.250%, 11/01/24 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       35,970   Total Tax Obligation/Limited                                                                             37,730,596
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.9% (9.4% OF TOTAL INVESTMENTS)

        5,480   Bay Area Governments Association, California, BART SFO                8/12 at 100.00         AAA          5,713,503
                 Extension, Airport Premium Fare Revenue Bonds,
                 Series 2002A, 5.000%, 8/01/26 - AMBAC Insured

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,962,420
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        1,300   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA          1,376,947
                 San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/25 - FGIC Insured

        3,135   San Francisco Airports Commission, California, Revenue Bonds,         5/08 at 101.00         AAA          3,256,889
                 San Francisco International Airport, Second Series Issue 16B,
                 5.000%, 5/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,915   Total Transportation                                                                                     12,309,759
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 1.4% (0.8% OF TOTAL INVESTMENTS) (4)

        1,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00      A3 (4)          1,108,950
                 Cedars-Sinai Medical Center, Series 1999A,
                 6.250%, 12/01/34 (Pre-refunded 12/01/09)
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,089,710
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

        3,055   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,265,642
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/22 - FSA Insured

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            292,691
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          310   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            327,431
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,640   Total Utilities                                                                                           4,975,474
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.2% (7.6% OF TOTAL INVESTMENTS)

        1,185   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          1,191,340
                 Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        3,000    5.000%, 8/01/22 - MBIA Insured                                       8/12 at 100.00         AAA          3,192,540
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,658,975


                                       60

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,180   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB     $    1,219,247
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,600   Sunnyvale Financing Authority, California, Water and                 10/11 at 100.00         AAA          1,664,352
                 Wastewater Revenue Bonds, Series 2001, 5.000%, 10/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,465   Total Water and Sewer                                                                                     9,926,454
------------------------------------------------------------------------------------------------------------------------------------
$     123,555   Total Long-Term Investments (cost $124,286,983) - 147.8%                                                130,448,923
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,000   California Department of Water Resources, Power Supply                                   VMIG-1           1,000,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.150%, 5/01/22 - FSA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $125,286,983) - 148.9%                                                          131,448,923
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,844,283
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.0)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  88,293,206
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2006 (Unaudited)
                                                                       INSURED           INSURED        CALIFORNIA       CALIFORNIA
                                                                    CALIFORNIA        CALIFORNIA           PREMIUM         DIVIDEND
                                                                PREMIUM INCOME  PREMIUM INCOME 2            INCOME        ADVANTAGE
                                                                         (NPC)             (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $133,196,250,
   $267,686,107, $120,575,075 and
   $504,598,945, respectively)                                    $144,447,731      $283,219,005      $126,880,312     $537,687,449
Cash                                                                        --                --                --               --
Receivables:
   Interest                                                          2,345,807         3,719,909         1,572,673        7,421,796
   Investments sold                                                         --           145,000                --               --
Other assets                                                             9,021            31,505             6,638           43,182
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                 146,802,559       287,115,419       128,459,623      545,152,427
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         335,885           388,295           325,685        1,986,727
Payable for investments purchased                                           --                --                --               --
Accrued expenses:
   Management fees                                                      71,301           138,104            62,533          175,155
   Other                                                                41,454            58,873            41,053          108,804
Preferred share dividends payable                                       21,150            45,926             3,415           49,766
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                469,790           631,198           432,686        2,320,452
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                              45,000,000        95,000,000        43,000,000      175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                            $101,332,769      $191,484,221      $ 85,026,937     $367,831,975
====================================================================================================================================
Common shares outstanding                                            6,448,935        12,716,370         5,774,216       23,431,829
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                          $      15.71      $      15.06           $ 14.73          $ 15.70
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                           $     64,489      $    127,164          $ 57,742        $ 234,318
Paid-in surplus                                                     89,255,103       176,226,128        78,298,267      332,822,117
Undistributed (Over-distribution of) net investment income             710,010           514,136           286,025        1,334,791
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          51,686          (916,105)           79,666          352,245
Net unrealized appreciation (depreciation ) of investments          11,251,481        15,532,898         6,305,237       33,088,504
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                            $101,332,769      $191,484,221      $ 85,026,937     $367,831,975
====================================================================================================================================
Authorized shares:
   Common                                                          200,000,000       200,000,000         Unlimited        Unlimited
   Preferred                                                         1,000,000         1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                           INSURED          INSURED
                                                                    CALIFORNIA        CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                      DIVIDEND          DIVIDEND          DIVIDEND         TAX-FREE
                                                                   ADVANTAGE 2       ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                         (NVX)             (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $315,951,642,
   $524,193,773, $330,513,874 and
   $125,286,983, respectively)                                    $334,050,164      $548,220,510      $352,802,696     $131,448,923
Cash                                                                        --                --                --          463,193
Receivables:
   Interest                                                          4,352,058         7,670,193         4,049,649        1,455,142
   Investments sold                                                         --                --                --               --
Other assets                                                            18,192            20,895            17,111              772
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                 338,420,414       555,911,598       356,869,456      133,368,030
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         320,457         2,114,843           635,312               --
Payable for investments purchased                                           --         2,200,603                --               --
Accrued expenses:
   Management fees                                                      84,766           135,380            89,007           32,396
   Other                                                                53,269            84,138            56,026           22,950
Preferred share dividends payable                                       14,288            49,107            41,388           19,478
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                472,780         4,584,071           821,733           74,824
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                             110,000,000       187,000,000       118,000,000       45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                            $227,947,634      $364,327,527      $238,047,723     $ 88,293,206
====================================================================================================================================
Common shares outstanding                                           14,790,660        24,112,833        15,259,759        5,883,302
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                          $      15.41      $      15.11      $      15.60     $      15.01
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                           $    147,907      $    241,128      $    152,598     $     58,833
Paid-in surplus                                                    210,049,075       342,513,152       216,622,492       83,000,891
Undistributed (Over-distribution of) net investment income             665,037         1,209,445           514,606         (134,325)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                      (1,012,907)       (3,662,935)       (1,530,795)        (794,133)
Net unrealized appreciation (depreciation) of investments           18,098,522        24,026,737        22,288,822        6,161,940
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                            $227,947,634      $364,327,527      $238,047,723     $ 88,293,206
====================================================================================================================================
Authorized shares:
   Common                                                            Unlimited         Unlimited         Unlimited        Unlimited
   Preferred                                                         Unlimited         Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended February 28, 2006 (Unaudited)
                                                                       INSURED           INSURED        CALIFORNIA       CALIFORNIA
                                                                    CALIFORNIA        CALIFORNIA           PREMIUM         DIVIDEND
                                                                PREMIUM INCOME  PREMIUM INCOME 2            INCOME        ADVANTAGE
                                                                         (NPC)             (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                  $ 3,544,967        $6,843,302        $3,081,342      $13,403,800
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        463,474           893,595           404,837        1,672,534
Preferred shares - auction fees                                         55,861           117,928            53,378          216,636
Preferred shares - dividend disbursing agent fees                        4,959             9,918             4,959            9,918
Shareholders' servicing agent fees and expenses                          5,387             8,155             3,898            2,948
Custodian's fees and expenses                                           17,749            40,281            18,103           71,294
Directors'/Trustees' fees and expenses                                   1,580             3,185             1,376            5,980
Professional fees                                                        6,469             8,731             6,106           10,981
Shareholders' reports - printing and mailing expenses                    6,028            17,274             5,577           22,635
Stock exchange listing fees                                              5,153             5,191               244            5,149
Investor relations expense                                               8,969            11,278             7,881           19,738
Other expenses                                                           7,385            12,263             7,484           13,250
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   583,014         1,127,799           513,843        2,051,063
  Custodian fee credit                                                  (6,573)           (4,618)           (5,946)          (3,653)
  Expense reimbursement                                                     --                --                --         (537,475)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           576,441         1,123,181           507,897        1,509,935
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                2,968,526         5,720,121         2,573,445       11,893,865
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               51,642           454,270           161,291          743,048
Net realized gain (loss) from forward swaps                                 --                --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                   (1,914,472)       (3,443,641)       (1,567,253)      (5,217,669)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                         --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             (1,862,830)       (2,989,371)       (1,405,962)      (4,474,621)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (482,616)       (1,105,678)         (522,487)      (2,167,518)
From accumulated net realized gains from investments                  (120,330)               --           (11,180)        (111,335)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (602,946)       (1,105,678)         (533,667)      (2,278,853)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                 $   502,750        $1,625,072        $  633,816      $ 5,140,391
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                           INSURED          INSURED
                                                                    CALIFORNIA        CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                      DIVIDEND          DIVIDEND          DIVIDEND         TAX-FREE
                                                                   ADVANTAGE 2       ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                         (NVX)             (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $7,998,547       $13,001,497        $8,527,683       $3,116,817
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                      1,049,622         1,691,447         1,102,562          419,379
Preferred shares - auction fees                                        136,171           232,132           146,074           55,861
Preferred shares - dividend disbursing agent fees                        9,918             9,918             9,918            4,959
Shareholders' servicing agent fees and expenses                          1,340             2,223             1,342              626
Custodian's fees and expenses                                           44,774            63,220            43,671           17,974
Directors'/Trustees' fees and expenses                                   3,696             6,164             4,031            1,391
Professional fees                                                        9,600            12,866             9,795            6,281
Shareholders' reports - printing and mailing expenses                   17,485            24,394            17,814            7,136
Stock exchange listing fees                                                624             1,018               644              248
Investor relations expense                                              13,071            19,901            13,636            7,752
Other expenses                                                          10,943            14,478            10,228            7,594
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
  expense reimbursement                                              1,297,244         2,077,761         1,359,715          529,201
  Custodian fee credit                                                  (4,664)          (10,471)           (2,603)          (4,556)
  Expense reimbursement                                               (500,928)         (815,635)         (526,766)        (210,021)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           791,652         1,251,655           830,346          314,624
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                7,206,895        11,749,842         7,697,337        2,802,193
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               82,574           592,560           176,495           98,766
Net realized gain (loss) from forward swaps                                 --                --           772,782          297,454
Change in net unrealized appreciation (depreciation)
   of investments                                                   (2,661,990)       (4,457,223)       (3,961,934)      (1,491,009)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                         --                --           191,673           72,274
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             (2,579,416)       (3,864,663)       (2,820,984)      (1,022,515)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                          (1,386,318)       (2,402,581)       (1,490,504)        (534,410)
From accumulated net realized gains from investments                        --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                     (1,386,318)       (2,402,581)      (1,490,504)         (534,410)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                  $3,241,161       $ 5,482,598        $3,385,849       $1,245,268
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                     INSURED CALIFORNIA                   INSURED CALIFORNIA                   CALIFORNIA
                                    PREMIUM INCOME (NPC)                PREMIUM INCOME 2 (NCL)             PREMIUM INCOME (NCU)
                              -------------------------------      -------------------------------   -------------------------------
                                 SIX MONTHS        YEAR ENDED         SIX MONTHS        YEAR ENDED      SIX MONTHS       YEAR ENDED
                              ENDED 2/28/06           8/31/05      ENDED 2/28/06           8/31/05   ENDED 2/28/06         8/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 2,968,526       $ 6,103,373        $ 5,720,121      $ 11,662,340       $2,573,445     $ 5,201,876
Net realized gain (loss)
   from investments                  51,642         1,025,239            454,270           572,385          161,291         986,152
Net realized gain (loss) from
   forward swaps                         --                --                 --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                (1,914,472)          347,962         (3,443,641)        3,008,579       (1,567,253)      2,456,342
Change in net unrealized appreciation
   (depreciation) of forward swaps       --                --                 --                --              --               --
Distributions to Preferred
   Shareholders:
   From net investment income      (482,616)         (659,626)        (1,105,678)       (1,431,484)        (522,487)       (676,918)
   From accumulated net realized
     gains from investments        (120,330)          (53,379)                --                --          (11,180)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  502,750         6,763,569          1,625,072        13,811,820          633,816       7,967,452
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (2,798,194)       (5,939,147)        (5,035,683)      (11,212,178)      (2,321,235)     (4,954,280)
From accumulated net
   realized gains                  (881,569)       (1,006,068)                --                --          (70,445)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders           (3,679,763)       (6,945,215)        (5,035,683)      (11,212,178)      (2,391,680)     (4,954,280)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --            73,727                 --           260,359               --              --
Preferred shares offering
   costs adjustments                     --                --                 --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --            73,727                 --           260,359               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares   (3,177,013)         (107,919)        (3,410,611)        2,860,001       (1,757,864)      3,013,172
Net assets applicable to Common
   shares at the beginning
   of period                    104,509,782       104,617,701        194,894,832       192,034,831       86,784,801      83,771,629
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $101,332,769      $104,509,782       $191,484,221      $194,894,832      $85,026,937     $86,784,801
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period        $    710,010      $  1,022,294       $    514,136      $    935,376      $   286,025     $   556,302
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                        CALIFORNIA                           CALIFORNIA                        CALIFORNIA
                                  DIVIDEND ADVANTAGE (NAC)            DIVIDEND ADVANTAGE 2 (NVX)        DIVIDEND ADVANTAGE 3 (NZH)
                              -------------------------------      -------------------------------   -------------------------------
                                 SIX MONTHS        YEAR ENDED         SIX MONTHS        YEAR ENDED      SIX MONTHS       YEAR ENDED
                              ENDED 2/28/06           8/31/05      ENDED 2/28/06           8/31/05   ENDED 2/28/06         8/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $ 11,893,865      $ 24,302,547        $ 7,206,895      $ 14,459,716     $ 11,749,842    $ 23,508,682
Net realized gain (loss)
   from investments                 743,048           480,737             82,574           383,423          592,560         462,942
Net realized gain (loss) from
   forward swaps                         --                --                 --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                (5,217,669)       11,381,369         (2,661,990)       10,159,524       (4,457,223)     15,832,228
Change in net unrealized appreciation
   (depreciation) of forward swaps       --                --                 --                --               --              --
Distributions to Preferred
   Shareholders:
   From net investment income    (2,167,518)       (2,855,101)        (1,386,318)       (1,768,569)      (2,402,581)     (3,098,457)
   From accumulated net realized
     gains from investments        (111,335)          (64,137)                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                5,140,391        33,245,415          3,241,161        23,234,094        5,482,598      36,705,395
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income      (11,032,910)      (23,037,818)        (6,433,938)      (13,489,083)     (10,416,743)    (20,833,488)
From accumulated net
   realized gains                  (782,285)       (1,086,300)                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders          (11,815,195)      (24,124,118)        (6,433,938)      (13,489,083)     (10,416,743)    (20,833,488)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions    242,036            77,239                 --                --               --              --
Preferred shares offering
   costs adjustments                     --                --                 --                --               --          29,546
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions       242,036            77,239                 --                --               --          29,546
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares   (6,432,768)        9,198,536         (3,192,777)        9,745,011       (4,934,145)     15,901,453
Net assets applicable to Common
   shares at the beginning
   of period                    374,264,743       365,066,207        231,140,411       221,395,400      369,261,672     353,360,219
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $367,831,975      $374,264,743       $227,947,634      $231,140,411     $364,327,527    $369,261,672
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period        $  1,334,791      $  2,641,354       $    665,037       $ 1,278,398      $ 1,209,445     $ 2,278,927
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                          INSURED CALIFORNIA                 INSURED CALIFORNIA
                                                                       DIVIDEND ADVANTAGE (NKL)           TAX-FREE ADVANTAGE (NKX)
                                                                   --------------------------------    -----------------------------
                                                                      SIX MONTHS         YEAR ENDED       SIX MONTHS     YEAR ENDED
                                                                   ENDED 2/28/06            8/31/05    ENDED 2/28/06        8/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 7,697,337       $ 15,469,138      $ 2,802,193    $ 5,637,385
Net realized gain (loss) from investments                                176,495            750,281           98,766        161,272
Net realized gain (loss) from
   forward swaps                                                         772,782         (2,892,459)         297,454     (1,073,407)
Change in net unrealized appreciation
   (depreciation) of investments                                      (3,961,934)         9,357,072       (1,491,009)     4,006,973
Change in net unrealized appreciation
   (depreciation) of forward swaps                                       191,673            809,703           72,274        288,851
Distributions to Preferred Shareholders:
   From net investment income                                         (1,490,504)        (1,886,679)        (534,410)      (753,416)
   From accumulated net realized
     gains from investments                                                   --            (45,704)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     3,385,849         21,561,352        1,245,268      8,267,658
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (6,592,217)       (13,733,781)      (2,223,887)    (5,003,747)
From accumulated net realized gains                                           --           (759,922)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                                                (6,592,217)       (14,493,703)      (2,223,887)    (5,003,747)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                              --                 --               --             --
Preferred shares offering
   costs adjustments                                                          --                (54)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                 --                (54)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (3,206,368)         7,067,595         (978,619)     3,263,911
Net assets applicable to Common
   shares at the beginning of period                                 241,254,091        234,186,496       89,271,825     86,007,914
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $238,047,723       $241,254,091      $88,293,206    $89,271,825
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                             $    514,606       $    899,990      $ (134,325)    $  (178,221)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
      FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                   INCOME     INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --           --        1,720           --
   Series T                         1,800        1,900           --           --
   Series TH                           --        1,900           --        3,500
   Series F                            --           --           --        3,500
--------------------------------------------------------------------------------
Total                               1,800        3,800        1,720        7,000
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,200        3,740            --          --
   Series T                            --           --        2,360           --
   Series TH                           --        3,740            --       1,800
   Series F                         2,200           --        2,360           --
--------------------------------------------------------------------------------
Total                               4,400        7,480        4,720        1,800
================================================================================

Insurance
Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue

Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At February 28, 2006, the Funds did not have any forward swap contracts outstanding.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                INSURED CALIFORNIA          INSURED CALIFORNIA              CALIFORNIA
                               PREMIUM INCOME (NPC)       PREMIUM INCOME 2 (NCL)       PREMIUM INCOME (NCU)
                             -----------------------     -----------------------    ------------------------
                             SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                  ENDED   YEAR ENDED          ENDED   YEAR ENDED         ENDED    YEAR ENDED
                                2/28/06      8/31/05        2/28/06      8/31/05       2/28/06       8/31/05
------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of
   distributions                     --        4,473             --       16,994            --            --
============================================================================================================
                                CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND          CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)          ADVANTAGE 2 (NVX)            ADVANTAGE 3 (NZH)
                             -----------------------    ------------------------    ------------------------
                             SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                2/28/06      8/31/05       2/28/06       8/31/05       2/28/06       8/31/05
------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of
   distributions                 14,967        4,849             --           --            --            --
============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

                                                                 INSURED                     INSURED
                                                           CALIFORNIA DIVIDEND         CALIFORNIA TAX-FREE
                                                             ADVANTAGE (NKL)             ADVANTAGE (NKX)
                                                        ------------------------    ------------------------
                                                        SIX MONTHS                  SIX MONTHS
                                                             ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                           2/28/06       8/31/05       2/28/06       8/31/05
------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                         --            --            --            --
============================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended February 28, 2006, were as follows:

                                                          INSURED       INSURED
                                                       CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                                           INCOME      INCOME 2       INCOME    ADVANTAGE
                                                            (NPC)         (NCL)        (NCU)        (NAC)
---------------------------------------------------------------------------------------------------------
Purchases                                               $5,876,461  $12,448,606   $5,077,166  $16,821,216
Sales and maturities                                     3,725,630   14,427,924    5,037,763   18,391,830
=========================================================================================================
                                                                                     INSURED      INSURED
                                                       CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                         DIVIDEND      DIVIDEND     DIVIDEND     TAX-FREE
                                                      ADVANTAGE 2   ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                            (NVX)         (NZH)        (NKL)        (NKX)
---------------------------------------------------------------------------------------------------------
Purchases                                              $4,161,839   $15,250,205   $1,454,258    $ 543,409
Sales and maturities                                    6,243,429    16,447,501    3,586,739    2,352,736
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was as follows:

                                                    INSURED         INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                    PREMIUM         PREMIUM        PREMIUM       DIVIDEND
                                                     INCOME        INCOME 2         INCOME      ADVANTAGE
                                                      (NPC)           (NCL)          (NCU)          (NAC)
---------------------------------------------------------------------------------------------------------
Cost of investments                             $133,102,223   $267,537,327   $120,513,344   $504,392,038
=========================================================================================================
                                                                                   INSURED        INSURED
                                                  CALIFORNIA     CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                    DIVIDEND       DIVIDEND       DIVIDEND       TAX-FREE
                                                 ADVANTAGE 2    ADVANTAGE 3      ADVANTAGE      ADVANTAGE
                                                       (NVX)          (NZH)          (NKL)          (NKX)
---------------------------------------------------------------------------------------------------------
Cost of investments                             $315,938,931   $524,183,125   $332,569,428   $126,251,144
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

                                                    INSURED         INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                    PREMIUM         PREMIUM        PREMIUM       DIVIDEND
                                                     INCOME        INCOME 2         INCOME      ADVANTAGE
                                                      (NPC)           (NCL)          (NCU)          (NAC)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                 $11,352,111     $15,794,302     $6,388,739    $33,331,484
   Depreciation                                      (6,603)       (112,624)       (21,771)       (36,073)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                               $11,345,508     $15,681,678     $6,366,968    $33,295,411
=========================================================================================================
                                                                                   INSURED        INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                   DIVIDEND        DIVIDEND       DIVIDEND       TAX-FREE
                                                ADVANTAGE 2     ADVANTAGE 3      ADVANTAGE      ADVANTAGE
                                                      (NVX)           (NZH)          (NKL)          (NKX)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                 $18,294,414     $24,492,695    $22,461,648     $6,174,634
   Depreciation                                    (183,181)       (455,310)    (2,228,380)      (976,855)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                               $18,111,233     $24,037,385    $20,233,268     $5,197,779
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at August 31, 2005, the Funds' last tax year end, were as follows:

                                                    INSURED         INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                    PREMIUM         PREMIUM        PREMIUM       DIVIDEND
                                                     INCOME        INCOME 2         INCOME      ADVANTAGE
                                                       (NPC)          (NCL)          (NCU)          (NAC)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *            $1,335,929      $1,691,142       $907,928     $4,426,425
Undistributed net ordinary income **                 79,252           3,248             --             --
Undistributed net long-term capital gains         1,001,943              --             --        502,817
=========================================================================================================
                                                                                   INSURED        INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                   DIVIDEND        DIVIDEND       DIVIDEND       TAX-FREE
                                                ADVANTAGE 2     ADVANTAGE 3      ADVANTAGE      ADVANTAGE
                                                      (NVX)           (NZH)          (NKL)          (NKX)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *            $2,408,781      $4,056,605     $1,872,014       $221,141
Undistributed net ordinary income **                     --              --             --             --
Undistributed net long-term capital gains                --              --             --             --
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2005, paid on September 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the tax year ended August 31, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                    INSURED         INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                    PREMIUM         PREMIUM        PREMIUM       DIVIDEND
                                                     INCOME        INCOME 2         INCOME      ADVANTAGE
                                                       (NPC)          (NCL)          (NCU)          (NAC)
---------------------------------------------------------------------------------------------------------

Distributions from net tax-exempt income         $6,520,209     $12,725,281     $5,644,396    $25,851,246
Distributions from net ordinary income **           377,496              --             --             --
Distributions from net long-term capital gains      785,476              --             --      1,150,437
=========================================================================================================
                                                                                   INSURED        INSURED
                                                 CALIFORNIA      CALIFORNIA     CALIFORNIA     CALIFORNIA
                                                   DIVIDEND        DIVIDEND       DIVIDEND       TAX-FREE
                                                ADVANTAGE 2     ADVANTAGE 3      ADVANTAGE      ADVANTAGE
                                                      (NVX)           (NZH)          (NKL)          (NKX)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income        $15,245,298     $23,895,351    $15,677,229     $5,801,023
Distributions from net ordinary income **                --              --        116,229             --
Distributions from net long-term capital gains           --              --        689,397             --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At August 31, 2005, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  INSURED                                INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM     DIVIDEND     DIVIDEND     TAX-FREE
                                 INCOME 2  ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE
                                    (NCL)        (NVX)        (NZH)        (NKX)
--------------------------------------------------------------------------------
Expiration year:
   2009                          $930,352   $       --   $       --     $     --
   2010                           440,510           --           --           --
   2011                                --           --    3,931,655      216,849
   2012                                --    1,095,481      323,840           --
--------------------------------------------------------------------------------
Total                          $1,370,862   $1,095,481   $4,255,495     $216,849
================================================================================

Insured California Dividend Advantage (NKL) elected to defer net realized losses from investments incurred from November 1, 2004 through August 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $259,334 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                         INSURED CALIFORNIA PREMIUM INCOME (NPC)
AVERAGE DAILY NET ASSETS               INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
(INCLUDING NET ASSETS ATTRIBUTABLE               CALIFORNIA PREMIUM INCOME (NCU)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             CALIFORNIA DIVIDEND ADVANTAGE (NAC)
                                           CALIFORNIA DIVIDEND ADVANTAGE 2 (NVX)
                                           CALIFORNIA DIVIDEND ADVANTAGE 3 (NZH)
AVERAGE DAILY NET ASSETS             INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
(INCLUDING NET ASSETS ATTRIBUTABLE   INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 28, 2006, the complex-level fee rate was .1886%.

                                                                   COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS(1)                                                 FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of California Dividend Advantage's (NAC) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
JULY 31,                                        JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%                  2005                        .25%
2000                      .30                   2006                        .20
2001                      .30                   2007                        .15
2002                      .30                   2008                        .10
2003                      .30                   2009                        .05
2004                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of California Dividend Advantage 2's (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                  2007                        .25%
2002                      .30                   2008                        .20
2003                      .30                   2009                        .15
2004                      .30                   2010                        .10
2005                      .30                   2011                        .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of California Dividend Advantage 3's (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
SEPTEMBER 30,                                   SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                  2007                        .25%
2002                      .30                   2008                        .20
2003                      .30                   2009                        .15
2004                      .30                   2010                        .10
2005                      .30                   2011                        .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage's (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                  2008                        .25%
2003                      .30                   2009                        .20
2004                      .30                   2010                        .15
2005                      .30                   2011                        .10
2006                      .30                   2012                        .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage
(NKL) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured California Tax-Free Advantage's (NKX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                  2007                        .32%
2003                      .32                   2008                        .24
2004                      .32                   2009                        .16
2005                      .32                   2010                        .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Tax-Free Advantage
(NKX) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 3, 2006, to shareholders of record on March 15, 2006, as follows:

                                 INSURED       INSURED
                              CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                  INCOME      INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Dividend per share                 $.0670       $.0625       $.0635       $.0745
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Dividend per share                 $.0685       $.0680       $.0720       $.0630
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                              Less Distributions
                              ----------------------------------------------------------------  -------------------------------

                                                        Distributions   Distributions
                                                             from Net            from                  Net
                   Beginning                               Investment         Capital           Investment    Capital
                      Common                      Net       Income to        Gains to            Income to   Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common     Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
===============================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)               $16.21       $ .46        $(.30)          $(.07)          $(.02)   $ .07       $(.43)     $(.14)  $ (.57)
2005                   16.23         .95          .22            (.10)           (.01)    1.06        (.92)      (.16)   (1.08)
2004                   15.59         .99          .68            (.05)             --     1.62        (.93)      (.05)    (.98)
2003                   16.17         .99         (.45)           (.06)           (.01)     .47        (.97)      (.08)   (1.05)
2002                   16.04        1.05          .03            (.09)             --      .99        (.86)        --     (.86)
2001                   15.08        1.04          .99            (.21)             --     1.82        (.86)        --     (.86)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                15.33         .45         (.23)           (.09)             --      .13        (.40)        --     (.40)
2005                   15.12         .91          .29            (.11)             --     1.09        (.88)        --     (.88)
2004                   14.60         .96          .53            (.06)             --     1.43        (.91)        --     (.91)
2003                   15.08         .99         (.51)           (.07)             --      .41        (.89)        --     (.89)
2002                   15.01        1.02         (.02)           (.10)             --      .90        (.83)        --     (.83)
2001                   14.09        1.01          .91            (.22)             --     1.70        (.78)        --     (.78)

CALIFORNIA PREMIUM
INCOME (NCU)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                15.03         .45         (.25)           (.09)             --      .11        (.40)      (.01)    (.41)
2005                   14.51         .90          .60            (.12)             --     1.38        (.86)        --     (.86)
2004                   13.66         .94          .85            (.06)             --     1.73        (.88)        --     (.88)
2003                   14.42         .96         (.78)           (.07)             --      .11        (.87)        --     (.87)
2002                   14.22         .99          .13            (.10)             --     1.02        (.82)        --     (.82)
2001                   13.34        1.00          .90            (.23)             --     1.67        (.79)        --     (.79)
===============================================================================================================================
                                                                       Total Returns
                                                                    -------------------
                                                                                Based
                               Offering                                            on
                              Costs and       Ending                           Common
                              Preferred       Common                 Based      Share
                                  Share        Share    Ending          on        Net
                           Underwriting    Net Asset    Market      Market      Asset
                              Discounts        Value     Value       Value**    Value**
=======================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
---------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                            $ --       $15.71    $16.04        4.69%       .49%
2005                                 --        16.21     15.90        7.58       6.74
2004                                 --        16.23     15.81       11.80      10.64
2003                                 --        15.59     15.07        1.55       2.82
2002                                 --        16.17     15.85        6.73       6.47
2001                                 --        16.04     15.69       14.12      12.43

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
---------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                              --        15.06     15.09        3.01        .87
2005                                 --        15.33     15.05        5.10       7.42
2004                                 --        15.12     15.18       12.71      10.02
2003                                 --        14.60     14.32        2.69       2.71
2002                                 --        15.08     14.80        5.57       6.29
2001                                 --        15.01     14.83       11.99      12.45

CALIFORNIA PREMIUM
INCOME (NCU)
---------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                              --        14.73     14.15        1.43        .81
2005                                 --        15.03     14.37       11.76       9.75
2004                                 --        14.51     13.67       12.04      12.94
2003                                 --        13.66     13.02        (.91)       .69
2002                                 --        14.42     14.00        4.84       7.48
2001                                 --        14.22     14.17       12.84      12.92
=======================================================================================
                                                               Ratios/Supplemental Data
                           -----------------------------------------------------------------------------------------------
                                             Before Credit/Reimbursement      After Credit/Reimbursement***
                                            -----------------------------    ------------------------------
                                                           Ratio of Net                      Ratio of Net
                                              Ratio of       Investment        Ratio of        Investment
                                Ending        Expenses        Income to        Expenses         Income to
                                   Net      to Average          Average      to Average           Average
                                Assets      Net Assets       Net Assets      Net Assets        Net Assets
                            Applicable      Applicable       Applicable      Applicable        Applicable       Portfolio
                             to Common       to Common        to Common       to Common         to Common        Turnover
                           Shares (000)         Shares++         Shares++        Shares++          Shares++          Rate
==========================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       $101,333            1.16%*           5.88%*          1.14%*            5.90%*             3%
2005                           104,510            1.14             5.85            1.13              5.86               9
2004                           104,618            1.17             6.17            1.16              6.17              25
2003                           100,427            1.17             6.13            1.16              6.14              26
2002                           104,137            1.21             6.65            1.19              6.66              30
2001                           103,068            1.22             6.77            1.21              6.79              21

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                        191,484            1.19*            6.05*           1.19*             6.05*              4
2005                           194,895            1.17             6.03            1.17              6.03               7
2004                           192,035            1.19             6.38            1.19              6.38              35
2003                           185,181            1.20             6.53            1.19              6.54              22
2002                           190,870            1.23             6.83            1.22              6.84               6
2001                           189,633            1.24             7.01            1.24              7.02              18

CALIFORNIA PREMIUM
INCOME (NCU)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                         85,027            1.22*            6.11*           1.21*             6.13*              4
2005                            86,785            1.21             6.08            1.20              6.09              13
2004                            83,772            1.23             6.62            1.22              6.63              19
2003                            78,859            1.24             6.72            1.24              6.72              24
2002                            83,249            1.27             7.07            1.26              7.08              10
2001                            82,067            1.32             7.36            1.30              7.38              18
==========================================================================================================================
                                Preferred Shares at End of Period
                            -----------------------------------------
                              Aggregate    Liquidation
                                 Amount     and Market         Asset
                            Outstanding          Value      Coverage
                                   (000)     Per Share     Per Share
=====================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
---------------------------------------------------------------------
Year Ended 8/31:
2006(a)                         $45,000        $25,000       $81,296
2005                             45,000         25,000        83,061
2004                             45,000         25,000        83,121
2003                             45,000         25,000        80,793
2002                             45,000         25,000        82,854
2001                             45,000         25,000        82,260

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
---------------------------------------------------------------------
Year Ended 8/31:
2006(a)                          95,000         25,000        75,391
2005                             95,000         25,000        76,288
2004                             95,000         25,000        75,535
2003                             95,000         25,000        73,732
2002                             95,000         25,000        75,229
2001                             95,000         25,000        74,903

CALIFORNIA PREMIUM
INCOME (NCU)
---------------------------------------------------------------------
Year Ended 8/31:
2006(a)                          43,000         25,000        74,434
2005                             43,000         25,000        75,456
2004                             43,000         25,000        73,704
2003                             43,000         25,000        70,848
2002                             43,000         25,000        73,400
2001                             43,000         25,000        72,714
=====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended February 28, 2006.

                                 See accompanying notes to financial statements.


                                  78-79 SPREAD

          Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                              Less Distributions
                              ----------------------------------------------------------------  ------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                  Net
                   Beginning                               Investment         Capital           Investment    Capital
                      Common                      Net       Income to        Gains to            Income to   Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common     Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders    Total
===============================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)               $15.98       $ .51        $(.20)          $(.09)           $ --    $ .22       $(.47)     $(.03)  $ (.50)
2005                   15.59        1.04          .50            (.12)             --     1.42        (.98)      (.05)   (1.03)
2004                   14.82        1.05          .76            (.06)             --     1.75        (.98)        --     (.98)
2003                   15.24        1.06         (.47)           (.07)             --      .52        (.94)        --     (.94)
2002                   15.13        1.07           --            (.10)             --      .97        (.86)        --     (.86)
2001                   13.82        1.07         1.28            (.23)             --     2.12        (.81)        --     (.81)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                15.63         .49         (.18)           (.09)             --      .22        (.44)        --     (.44)
2005                   14.97         .98          .71            (.12)             --     1.57        (.91)        --     (.91)
2004                   14.18         .99          .77            (.06)             --     1.70        (.91)        --     (.91)
2003                   14.79        1.00         (.62)           (.07)             --      .31        (.89)      (.03)    (.92)
2002                   15.11        1.06         (.40)           (.11)             --      .55        (.87)        --     (.87)
2001(a)                14.33         .34          .90            (.05)             --     1.19        (.29)        --     (.29)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                15.31         .49         (.16)           (.10)             --      .23        (.43)        --     (.43)
2005                   14.65         .97          .68            (.13)             --     1.52        (.86)        --     (.86)
2004                   13.72         .98          .88            (.07)             --     1.79        (.86)        --     (.86)
2003                   14.33         .98         (.66)           (.08)             --      .24        (.86)        --     (.86)
2002(b)                14.33         .83          .09            (.08)             --      .84        (.72)        --     (.72)

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                15.81         .50         (.18)           (.10)             --      .22        (.43)        --     (.43)
2005                   15.35        1.01          .52            (.12)             --     1.41        (.90)      (.05)    (.95)
2004                   14.60        1.02          .84            (.06)           (.01)    1.79        (.91)      (.13)   (1.04)
2003                   15.14         .99         (.49)           (.07)           (.01)     .42        (.91)      (.05)    (.96)
2002(c)                14.33         .34          .92            (.03)             --     1.23        (.30)        --     (.30)

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                15.17        .48          (.17)           (.09)             --      .22        (.38)        --     (.38)
2005                   14.62        .96           .57            (.13)             --     1.40        (.85)        --     (.85)
2004                   13.79        .96           .84            (.06)             --     1.74        (.91)        --     (.91)
2003(d)                14.33        .64          (.33)           (.04)             --      .27        (.60)        --     (.60)
===============================================================================================================================
                                                                            Total Returns
                                                                        -------------------
                                                                                    Based
                                   Offering                                            on
                                  Costs and       Ending                           Common
                                  Preferred       Common                 Based      Share
                                      Share        Share    Ending          on        Net
                               Underwriting    Net Asset    Market      Market      Asset
                                  Discounts        Value     Value       Value**    Value**
===========================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                                $ --       $15.70    $16.01        2.85%      1.46%
2005                                     --        15.98     16.07       14.62       9.41
2004                                     --        15.59     15.00       12.07      12.11
2003                                     --        14.82     14.30        4.79       3.37
2002                                     --        15.24     14.55        3.67       6.75
2001                                     --        15.13     14.89       15.06      15.85

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                                  --        15.41     14.92        1.17       1.43
2005                                     --        15.63     15.19       14.98      10.80
2004                                     --        14.97     14.08       13.60      12.11
2003                                     --        14.18     13.24        (.95)      2.16
2002                                     --        14.79     14.28        (.27)      3.90
2001(a)                                (.12)       15.11     15.21        3.40       7.55

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                                  --        15.11     14.64        4.14       1.58
2005                                     --        15.31     14.49       15.75      10.69
2004                                     --        14.65     13.33       11.97      13.36
2003                                    .01        13.72     12.71       (3.20)      1.68
2002(b)                                (.12)       14.33     14.00       (1.68)      5.32

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                                  --        15.60     15.25        4.65       1.46
2005                                     --        15.81     15.00        9.00       9.46
2004                                     --        15.35     14.67       12.54      12.53
2003                                     --        14.60     14.00        (.35)      2.70
2002(c)                                (.12)       15.14     15.00        2.05       7.84

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                                  --        15.01     14.46        3.29       1.49
2005                                     --        15.17     14.38        7.46       9.84
2004                                     --        14.62     14.19       11.54      12.86
2003(d)                                (.21)       13.79     13.56       (5.79)       .34
===========================================================================================
                                                                    Ratios/Supplemental Data
                                -----------------------------------------------------------------------------------------------
                                                  Before Credit/Reimbursement      After Credit/Reimbursement***
                                                 -----------------------------    ------------------------------
                                                                Ratio of Net                      Ratio of Net
                                                   Ratio of       Investment        Ratio of        Investment
                                     Ending        Expenses        Income to        Expenses         Income to
                                        Net      to Average          Average      to Average           Average
                                     Assets      Net Assets       Net Assets      Net Assets        Net Assets
                                 Applicable      Applicable       Applicable      Applicable        Applicable       Portfolio
                                  to Common       to Common        to Common       to Common         to Common        Turnover
                                Shares (000)         Shares++         Shares++        Shares++          Shares++          Rate
===============================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                            $367,832            1.13%*           6.24%*           .83%*            6.54%*             3
2005                                374,265            1.12             6.22             .75              6.59               4
2004                                365,066            1.14             6.38             .70              6.83              12
2003                                346,918            1.15             6.44             .70              6.88              11
2002                                356,821            1.18             6.76             .72              7.22              33
2001                                354,197            1.19             7.03             .72              7.50              17

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                             227,948            1.15*            5.96*            .70*             6.41*              1
2005                                231,140            1.16             5.94             .70              6.40               3
2004                                221,395            1.18             6.24             .72              6.70              13
2003                                209,722            1.18             6.30             .73              6.75              40
2002                                218,814            1.19             6.82             .73              7.28              32
2001(a)                             223,440            1.05*            5.23*            .62*             5.65*             40

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                             364,328            1.16*            6.10*            .70*             6.56*              3
2005                                369,262            1.17             6.05             .70              6.51               5
2004                                353,360            1.20             6.32             .73              6.78              13
2003                                330,829            1.20             6.33             .73              6.79              48
2002(b)                             345,470            1.15*            6.01*            .69*             6.47*             49

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                             238,048            1.16*            6.12*            .71*             6.57*             --
2005                                241,254            1.16             6.06             .71              6.51               4
2004                                234,186            1.18             6.28             .72              6.74              14
2003                                222,751            1.18             6.00             .72              6.46              71
2002(c)                             231,062            1.10*            4.98*            .60*             5.47*             12

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(e)                              88,293            1.22*            5.97*            .73*             6.47*             --
2005                                 89,272            1.21             5.95             .73              6.43               3
2004                                 86,008            1.23             6.17             .73              6.67              20
2003(d)                              81,141            1.14*            5.25*            .67*             5.72*             45
===============================================================================================================================
                                Preferred Shares at End of Period
                            -----------------------------------------
                              Aggregate    Liquidation
                                 Amount     and Market         Asset
                            Outstanding          Value      Coverage
                                   (000)     Per Share     Per Share
=====================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
---------------------------------------------------------------------
Year Ended 8/31:
2006(e)                        $175,000        $25,000       $77,547
2005                            175,000         25,000        78,466
2004                            175,000         25,000        77,152
2003                            175,000         25,000        74,560
2002                            175,000         25,000        75,974
2001                            175,000         25,000        75,600

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
---------------------------------------------------------------------
Year Ended 8/31:
2006(e)                         110,000         25,000        76,806
2005                            110,000         25,000        77,532
2004                            110,000         25,000        75,317
2003                            110,000         25,000        72,664
2002                            110,000         25,000        74,731
2001(a)                         110,000         25,000        75,782

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
---------------------------------------------------------------------
Year Ended 8/31:
2006(e)                         187,000         25,000        73,707
2005                            187,000         25,000        74,367
2004                            187,000         25,000        72,241
2003                            187,000         25,000        69,229
2002(b)                         187,000         25,000        71,186

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
---------------------------------------------------------------------
Year Ended 8/31:
2006(e)                        118,000          25,000        75,434
2005                           118,000          25,000        76,113
2004                           118,000          25,000        74,616
2003                           118,000          25,000        72,193
2002(c)                        118,000          25,000        73,954

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
---------------------------------------------------------------------
Year Ended 8/31:
2006(e)                        4 5,000          25,000        74,052
2005                            45,000          25,000        74,595
2004                            45,000          25,000        72,782
2003(d)                         45,000          25,000        70,078
=====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through August 31, 2001.
(b) For the period September 25, 2001 (commencement of operations) through August 31, 2002.
(c) For the period March 25, 2002 (commencement of operations) through August 31, 2002.
(d) For the period November 21, 2002 (commencement of operations) through August 31, 2003.
(e)  For the six months ended February 28, 2006.

                                 See accompanying notes to financial statements.


                                  80-81 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools



Logo: NUVEEN Investments


                                                                     ESA-B-0206D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured California Dividend Advantage Municipal Fund
            ------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 5, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 5, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 5, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.